         As filed with the Securities and Exchange Commission on April 18, 2002

                                                Securities Act File No. 33-73140
                                        Investment Company Act File No. 811-8220

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act of 1933          |X|

                        Pre-Effective Amendment No.__                       | |

                       Post-Effective Amendment No. 21                      |X|
                                     and/or

       Registration Statement Under The Investment Company Act of 1940      |X|

                                Amendment No. 22                            |X|

                      (Check appropriate box or boxes)

                         PILGRIM VARIABLE PRODUCTS TRUST
                   (To be Renamed ING Variable Products Trust)
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

    Kimberly A. Anderson                                  With Copies To:
    ING Investments, LLC                              Jeffrey S. Puretz, Esq.
7337 E. Doubletree Ranch Road                                 Dechert
  Scottsdale, Arizona 85258                            1775 Eye Street, N.W.
                                                      Washington, D.C. 20006

(Name and Address of Agent for Service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

| | Immediately upon filing pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
|X| on May 1, 2002 pursuant to paragraph (b)
| | on (date) pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

| | This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

       PROSPECTUS

[CHESS PIECE]
       May 1, 2002

       Class R
                                                 ING VARIABLE PRODUCTS TRUST

                                                 (formerly Pilgrim Variable
                                                 Products Trust)

                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth + Value Portfolio
                                                 ING VP Growth Opportunities
                                                 Portfolio
                                                 ING VP MidCap Opportunities
                                                 Portfolio
                                                 ING VP SmallCap Opportunities
                                                 Portfolio
                                                 ING VP Research Enhanced Index
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP MagnaCap Portfolio
                                                 INTERNATIONAL EQUITY PORTFOLIO

                                                 ING VP International Value
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIO
                                                 ING VP High Yield Bond
                                                 Portfolio


       This Prospectus contains
       important information about
       investing in the ING Variable
       Products Trust Portfolios. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency; and
       is affected by market
       fluctuations. There is no
       guarantee that the Portfolios
       will achieve their objectives.
       As with all variable
       portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                           [ING FUNDS LOGO]

                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS



This Prospectus describes each Portfolio's objective, investment strategy and risks.


You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[PENNY]
         WHAT YOU
         PAY TO
         INVEST




Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).


Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.



WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product Prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2
    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth + Value Portfolio                          4
    ING VP Growth Opportunities Portfolio                    6
    ING VP MidCap Opportunities Portfolio                    8
    ING VP SmallCap Opportunities Portfolio                 10
    ING VP Research Enhanced Index Portfolio                12

    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP MagnaCap Portfolio                               14

    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Value Portfolio                    16

    FIXED INCOME PORTFOLIO
    ING VP High Yield Bond Portfolio                        18


    WHAT YOU PAY TO INVEST                                  20
    MANAGEMENT OF THE PORTFOLIOS                            21
    INFORMATION FOR INVESTORS                               23
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      24
    MORE INFORMATION ABOUT RISKS                            25
    FINANCIAL HIGHLIGHTS                                    28
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING Variable Products Trust's (Trust) Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.


DOMESTIC EQUITY GROWTH PORTFOLIOS


  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.



  The Portfolios may suit you if you:


  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING's Domestic Equity Value Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years and

  - are willing to accept risk in exchange for long-term capital appreciation.

INTERNATIONAL EQUITY PORTFOLIO


  ING offers an International Equity Portfolio that applies the technique of value investing. This Portfolio seeks long-term capital appreciation by investing primarily in foreign equities.


  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years and


  - are looking for exposure to international markets and

  - are willing to accept higher risk in exchange for long-term growth.

FIXED INCOME PORTFOLIO


  ING offers an aggressive Fixed Income Portfolio.


  The Portfolio may suit you if you:


  - want regular income and the potential for capital appreciation and


  - want greater income potential than a money market fund and

  - are willing to accept more risk than in a money market fund.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                  FUND
                  ------------------------------------------------
DOMESTIC          VP Growth + Value Portfolio
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Navellier Fund Management, Inc.

                  VP Growth Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP MidCap Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP SmallCap Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP Research Enhanced Index Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP MagnaCap Portfolio
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIO


INTERNATIONAL     VP International Value Portfolio
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Brandes Investment Partners, L.P.


FIXED INCOME      VP High Yield Bond Portfolio
PORTFOLIO         Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management LLC

                INVESTMENT OBJECTIVE
                ------------------------------------------------------------
DOMESTIC        Capital appreciation
EQUITY GROWTH
PORTFOLIOS

                Long-term growth of capital

                Long-term capital appreciation

                Long-term capital appreciation

                Capital appreciation

DOMESTIC        Growth of capital, with dividend income as a secondary
EQUITY VALUE    consideration
PORTFOLIO

INTERNATIONAL   Long-term capital appreciation
EQUITY
PORTFOLIO

FIXED INCOME    High income and capital appreciation
PORTFOLIO

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth and value-oriented equity securities.
appreciation.


Equity securities of large, medium and small U.S.         Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth- oriented equity securities.

Equity securities of medium sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          mid-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities


Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.

Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in foreign equities. Sensitive to currency
their long-term value.                                    exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Higher-yielding, lower-rated U.S.                         Interest rate, credit risk, prepayment and other risks that
dollar-denominated debt securities of U.S. and            accompany an investment in lower-rated debt securities.
foreign issuers.                                          Particularly sensitive to credit risk during periods of
                                                          economic uncertainty or economic downturns. May also be
                                                          subject to price volatility from equity exposure and foreign securities. May be sensitive to currency exchange rates,
                                                          international, political, social or economic conditions, and other risks.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH + VALUE PORTFOLIO                  Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Portfolio invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a reward/risk ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Portfolio's performance. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth securities and value securities in which the Portfolio invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.



INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


CHANGES IN INTEREST RATES -- the value of the Portfolio's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 4      ING VP Growth + Value Portfolio

                                                 ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                       YEAR BY YEAR TOTAL RETURNS (%)(1)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

        1992              1993        1994        1995        1996        1997        1998        1999        2000        2001
        ----              ----        ----        ----        ----        ----        ----        ----        ----        ----
                                                 24.78       22.99       14.66       19.32       94.98       -9.78       -30.99

                    (1) These figures are as of December 31
                        of each year. They do not reflect
                        expenses and charges which are, or
                        may be, imposed under your annuity
                        contract or life insurance policy
                        and would be lower if they did.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  45.73%

                           1st quarter 2001: -30.87%

          Portfolio's year-to-date total return as of March 31, 2002:

                                     -8.89%





                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDING DECEMBER 31, 2001)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.



                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -30.99          10.68                  13.50
Russell 2000 Index (reflects no deduction for fees or
expenses)(2)                                                    %     2.49           7.52                  10.54(4)
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %   -11.46          10.14                  14.27(4)


(1) Class R commenced operations on May 6, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(3) The Russell 3000 Index is an unmanaged index that measures the performance of the 3000 largest U.S. companies based on total market capitalization.

(4) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Growth + Value Portfolio       5

                                                                         ADVISER
ING VP GROWTH OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

This Portfolio seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

 6      ING VP Growth Opportunities Portfolio

                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

                         1992      1993      1994      1995      1996      1997      1998      1999      2000      2001
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                                                                                                                  -38.57


                     (1) The Portfolio commenced operations
                         on May 3, 2000. This figure is for
                         the year ended December 31, 2001.
                         It does not reflect expenses or
                         charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy,
                         and would be lower if it did.


            Best and worst quarterly performance during this period:
                           4th quarter 2001:  16.10%
                           1st quarter 2001: -29.26%
          Portfolio's year-to-date total return as of March 31, 2002:

                                     -5.29%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %   -38.57           -30.31                    N/A
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %   -11.88           -12.05(3)                 N/A


(1) Class R commenced operations on May 3, 2000.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) Index return is for the period beginning May 1, 2000.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Growth Opportunities Portfolio       7

                                                                         ADVISER
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY



[COMPASS]

The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Portfolio normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of March 31, 2002, the market capitalization of companies in the S&P MidCap 400 Index ranged from $262 million to $9.8 billion. The market capitalization range will change with market conditions as the range of the companies included in the S&P MidCap 400 Index changes.



The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in medium sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.

 8      ING VP MidCap Opportunities Portfolio

                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

                         1992      1993      1994      1995      1996      1997      1998      1999      2000      2001
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                                                                                                                  -32.92

(1) The Portfolio commenced operations on May 5, 2000. This figure is for the year ended December 31, 2001. It does not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if it did.

            Best and worst quarterly performance during this period:
                           4th quarter 2001:  23.12%
                           3rd quarter 2001: -28.03%
          Portfolio's year-to-date total return as of March 31, 2002:

                                     -0.82%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %  -32.92           -25.77                   N/A
S&P MidCap 400 Index (reflects no deduction for fees or
  expenses)(2)                                                  %   -0.61             4.37(3)                N/A


(1) Class R commenced operations on May 5, 2000.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) Index return is for the period beginning May 1, 2000.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP MidCap Opportunities Portfolio       9

                                                                         ADVISER
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Portfolio normally invests in companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2002, ranged from $188 million to $3.3 billion.



The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


The Portfolio's investment in the technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.


INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


 10      ING VP SmallCap Opportunities Portfolio

                                         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                       YEAR BY YEAR TOTAL RETURNS (%)(1)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

        1992              1993        1994        1995        1996        1997        1998        1999        2000        2001
        ----           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                 21.39       13.80       15.81       17.30       141.03       1.09       -29.15

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  57.71%
                           3rd quarter 2001: -29.37%
          Portfolio's year-to-date total return as of March 31, 2002:

                                    -10.91%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -29.15          18.58                  16.85
Russell 2000 Index (reflects no deduction for fees or
expenses)(2)                                                    %     2.49           7.52                  10.54(3)


(1) Class R commenced operations on May 6, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(3) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING VP RESEARCH ENHANCED INDEX PORTFOLIO                                    Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's Composite 500 Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Portfolio, the portfolio managers attempt to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that they believe will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Portfolio approximately 400 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Portfolio invests. Rather, the market could favor small company stocks or may not favor equities at all.


RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

 12      ING VP Research Enhanced Index Portfolio

                                        ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


        1992              1993        1994        1995        1996        1997        1998        1999        2000        2001
        ----              ----        ----        ----        ----        ----        ----        ----        ----        ----
                                                 14.97       12.53        6.15        1.02        5.79       -11.63      -12.00


(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/Corporate Bond Index to the S&P 500 Index.


(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.


(3) Prior to August 1, 2001, the Portfolio was managed by a different sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  12.76%
                           3rd quarter 2001: -13.55%
   Portfolio's year-to-date total return as of March 31, 2002:

                                     -0.26%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below compares the Portfolio's long-term performance with the combined performance of the Lehman Brothers Government/ Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -12.00         -2.48                  1.93
Index Return (reflects no deduction for fees or expenses)(2)    %  -11.88          1.54                  4.05(2)


(1) Class R commenced operations on May 6, 1994.


(2) The Index Return showing the 1 year, 5 year and 10 years (or Life of Class) average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2001. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. See footnote (1) to the bar chart above.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING VP Research Enhanced Index Portfolio       13

                                                                         ADVISER
ING VP MAGNACAP PORTFOLIO                                   ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio is managed with the philosophy that companies that can best meet the Portfolio's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Portfolio invests at least 80% of its assets in stocks that meet the following criteria:


- ATTRACTIVE VALUATION CHARACTERISTICS -- companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.



- DIVIDENDS -- a company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.



- BALANCE SHEET STRENGTH -- a company's long term debt is rated investment grade by at least one nationally recognized rating agency.


Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Portfolio may invest include common stocks, convertible securities and rights or warrants. Normally, the Portfolio's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings or assets. The remainder of the Portfolio's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Portfolio's investments may focus on particular sectors depending on the Adviser's perception of the market environment.


Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


 14      ING VP MagnaCap Portfolio

                                                       ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

   1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
   ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                          -10.44


                     (1) The Portfolio commenced operations
                         on May 8, 2000. This figure is as
                         of the year ended December 31,
                         2001. It does not reflect expenses
                         or charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy
                         and would be lower if it did.


            Best and worst quarterly performance during this period:
                           4th quarter 2001:   8.99%
                           3rd quarter 2001: - 11.44%
          Portfolio's year-to-date total return as of March 31, 2002:

                                     2.35%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %  -10.44            -5.56                 N/A
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -11.88           -12.05(3)              N/A


(1) Class R commenced operations on May 8, 2000.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) Index return is for the period beginning May 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING VP INTERNATIONAL VALUE PORTFOLIO                                        L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Portfolio holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 16      ING VP International Value Portfolio

                                            ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                       YEAR BY YEAR TOTAL RETURNS (%)(1)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992                      1993        1994        1995        1996        1997        1998        1999        2000        2001
----                   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                                                     16.93       50.18        3.18       -11.58

                     (1) These figures are as of December
                         31 of each year. They do not
                         reflect expenses and charges which
                         are, or may be, imposed under your
                         annuity contract or life insurance
                         policy and would be lower if they
                         did.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  23.74%
                           3rd quarter 1998: -14.03%
          Portfolio's year-to-date total return as of March 31, 2002:

                                     4.38%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe Australia Far East Index (MSCI EAFE Index).


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %  -11.58           11.63                    N/A
MSCI EAFE Index (reflects no deduction for fees or
expenses)(2)                                                    %  -21.21           -1.48(3)                 N/A


(1) Class R commenced operations on August 8, 1997.

(2) The Morgan Stanley Capital International Europe Australia Far East (MSCI
    EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) Index return is for the period beginning August 1, 1997.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       17

                                                                         ADVISER
ING VP HIGH YIELD BOND PORTFOLIO                            ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Portfolio seeks high
income and capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Portfolio invests at least 80% of its assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Portfolio invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. The Portfolio can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Portfolio may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the portfolio manager uses a bottom-up analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money
on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the Portfolio's performance is significantly affected by changes in interest rates. The value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Portfolio's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Portfolio may be subject to more credit risk than other income portfolios, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

PREPAYMENT RISK -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in one of the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.


RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in mid-cap and small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

 18      ING VP High Yield Bond Portfolio

                                                ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                       YEAR BY YEAR TOTAL RETURNS (%)(1)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.



                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996   1997    1998    1999     2000    2001
  -----   -----   -----   -----   ----   -----   -----   -----   ------   -----
                          18.55   15.75   9.00   -0.12   -2.98   -11.17   -1.05

                     (1) These figures are as of December
                         31 of each year. They do not
                         reflect expenses and charges which
                         are, or may be, imposed under your
                         annuity contract or life insurance
                         policy and would be lower if they
                         did.

            Best and worst quarterly performance during this period:
                            4th quarter 2001:  6.38%
                            3rd quarter 1998: -7.97%

          Portfolio's year-to-date total return as of March 31, 2002:


                                     1.92%





                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -1.05          -1.48                   3.08
Lehman Brothers High Yield Bond Index (reflects no deduction
for fees or expenses)(2)                                        %   5.28           3.12                   6.08(3)


(1) Class R commenced operations on May 6, 1994.

(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.

(3) Index return is for the period beginning May 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       19

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

       The table that follows shows operating expenses paid each year by a Portfolio. The table does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. You will find details about these expenses and charges in the accompanying prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(as a % of average net assets)


                                          INVESTMENT                                TOTAL                              TOTAL NET
                                          MANAGEMENT     SERVICE      OTHER       OPERATING        WAIVERS AND         PORTFOLIO
PORTFOLIO                                    FEES         FEES       EXPENSES     EXPENSES      REIMBURSEMENTS(2)     EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------------------
 VP Growth + Value                  %        0.75          N/A         0.42         1.17              -0.37              0.80
 VP Growth Opportunities            %        0.75          N/A         1.07         1.82              -0.92              0.90
 VP MidCap Opportunities            %        0.75          N/A         1.91         2.66              -1.76              0.90
 VP SmallCap Opportunities          %        0.75          N/A         0.40         1.15              -0.25              0.90
 VP Research Enhanced Index         %        0.75          N/A         0.87         1.62              -0.72              0.90
 VP MagnaCap                        %        0.75          N/A         1.47         2.22              -1.32              0.90
 VP International Value             %        1.00          N/A         0.53         1.53              -0.53              1.00
 VP High Yield Bond                 %        0.75          N/A         0.53         1.28              -0.48              0.80


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.


(2) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Adviser is shown under the heading Waivers and Reimbursements. The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2002. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' prior written notice to the Adviser, or upon termination of the investment management agreement.


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
 VP Growth + Value                                           $       82         335          608       1,387
 VP Growth Opportunities                                     $       92         483          899       2,062
 VP MidCap Opportunities                                     $       92         659        1,252       2,863
 VP SmallCap Opportunities                                   $       92         341          609       1,375
 VP Research Enhanced Index                                  $       92         441          813       1,861
 VP MagnaCap                                                 $       92         567        1,069       2,451
 VP International Value                                      $      102         431          784       1,778
 VP High Yield Bond                                          $       82         358          656       1,503
--------------------------------------------------------------------------------------------------------------


 20      What You Pay to Invest

ADVISER                                             MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries with almost 100,000 employees.



As of March 31, 2002, ING managed over $36.2 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.


PORTFOLIO                                             ADVISORY FEE
VP Growth + Value                                         0.75%
VP Growth Opportunities                                   0.75
VP MidCap Opportunities                                   0.75
VP SmallCap Opportunities                                 0.75
VP Research Enhanced Index                                0.75
VP MagnaCap                                               0.75
VP International Value                                    1.00
VP High Yield Bond                                        0.75


ING DIRECTLY MANAGES THE FOLLOWING PORTFOLIOS:


VP GROWTH OPPORTUNITIES PORTFOLIO AND VP MIDCAP OPPORTUNITIES PORTFOLIO


The following individuals share responsibility for the day-to-day management of the Growth Opportunities Portfolio and MidCap Opportunities Portfolio:

Mary Lisanti and Jeffrey Bernstein have co-managed the Growth Opportunities Portfolio and MidCap Opportunities Portfolio since the Portfolios were formed in April 2000.


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as Senior Portfolio Manager of the Portfolios. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.



Jeffrey Bernstein, Senior Vice President of ING, has served as Senior Portfolio Manager of the Portfolios. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.



VP SMALLCAP OPPORTUNITIES PORTFOLIO


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Portfolio since November 1998.


VP HIGH YIELD BOND PORTFOLIO


The following individuals share responsibility for the day-to-day management of the High Yield Bond Portfolio:


Edwin Schriver, Senior Vice President of ING, has served as Senior Portfolio Manager of the portfolio management team that manages the High Yield Bond Portfolio since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Cresent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.



Andy Mitchell, Vice President of ING, has served as Co-Portfolio Manager of the portfolio management team that manages the High Yield Bond Portfolio since October 2000. Prior to joining ING Pilgrim in July 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital since March 2000. From March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.



Russ Stiver, Vice President of ING, has served as Co-Portfolio Manager of the portfolio management team that manages the High Yield Bond Portfolio since October 2000. Prior to joining ING Pilgrim in May 2000, Mr. Stiver was Portfolio Manager (1996-2000) and Acting Vice President at Manulife Financial (1999-2000). From 1994 to 1996, Mr. Stiver analyzed investment grade, high yield and emerging market sovereign debt securities for Toronto-Dominion Bank.





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       21

MANAGEMENT OF THE PORTFOLIOS                                        SUB-ADVISERS
--------------------------------------------------------------------------------


VP MAGNACAP PORTFOLIO


Thomas Jackson, Senior Vice President and Senior Portfolio Manager for Value Equity Strategies at ING, has served as Portfolio Manager of MagnaCap Portfolio since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.


Howard Kornblue, Senior Vice President, Senior Portfolio Manager and Director of Value Strategies for ING, has served as Auxiliary Portfolio Manager of the MagnaCap Portfolio since June 2001. Mr. Kornblue served as Portfolio Manager of the MagnaCap Portfolio from 1989 until June 2001.


SUB-ADVISERS

For the following Portfolios, ING has engaged a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.


VP INTERNATIONAL VALUE PORTFOLIO

BRANDES INVESTMENT PARTNERS, L.P.


A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Portfolio. Founded in 1974, Brandes is an investment advisory firm currently with 56 investment professionals who manage more than $67.8 billion in assets as of March 31, 2002. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.



Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Portfolio.



VP RESEARCH ENHANCED INDEX PORTFOLIO

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Portfolio. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of March 31, 2002, Aeltus managed over $41.0 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Hugh T.M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Portfolio.

Mr. Whelan has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.


Mr. Cote has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, Mr. Cote served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.



VP GROWTH + VALUE PORTFOLIO

NAVELLIER FUND MANAGEMENT, INC.


A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING VP Growth + Value Portfolio. As of March 31, 2002, Navellier and its affiliate, Navellier & Associates, Inc., managed over $4.0 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.


Louis Navellier has managed the ING VP Growth + Value Portfolio since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


 22      Management of the Portfolios

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

ING Funds Distributor, Inc., the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY


The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       23

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.


Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.



In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.



Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.



You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.



 24      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. However, the Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.


PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       25

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Portfolio (except the MagnaCap Portfolio) may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.


DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other


 26      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Certain Portfolios may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



MANAGEMENT RISK. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



PORTFOLIO TURNOVER. Each Portfolio (except the MagnaCap and Research Enhanced Index Portfolios) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.



OTHER RISKS


REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



BORROWING. Each Portfolio may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES AGAINST THE BOX. A short sale is the sale by a person or entity of a security which has been borrowed from a third party with the expectation that the market price will drop. Certain Portfolios may "sell short against the box." In general, this technique may involve selling a security when a Portfolio owns it, but does not want to immediately liquidate its position. This technique also may involve a Portfolio selling a security when the selling Portfolio owns a security equivalent in kind and amount to the security sold that it has the right to obtain, for delivery at a specified date in the future. Portfolios may enter into "short sales against the box" to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       27

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of the Trust's independent auditors, along with each Portfolio's financial statements, is included in the Trust's annual report, which is available upon request.


 28      Financial Highlights

FINANCIAL HIGHLIGHTS                             ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                     CLASS R
                                                                             YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------
                                                                    2001     2000      1999      1998     1997
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $    22.90     30.04    18.76     15.85    14.08
 Income from investment operations:
 Net investment income (loss)                                  $    -0.04     -0.11    -0.08     -0.03     0.09
 Net realized and unrealized gain (loss) on investments        $    -7.06     -2.29    17.74      3.09     1.95
 Total from investment operations                              $    -7.10     -2.40    17.66      3.06     2.04
 Less distributions from:
 Net investment income                                         $       --        --       --      0.01     0.10
 Net realized gains on investments                             $     0.05      4.74     6.38      0.14     0.17
 Total distributions                                           $     0.05      4.74     6.38      0.15     0.27
 Net asset value, end of the year                              $    15.75     22.90    30.04     18.76    15.85
 TOTAL RETURN(1)                                               %   -30.99     -9.78    94.98     19.32    14.66
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   99,453   132,450   89,911    41,593   32,156
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %     0.80      0.80     0.80      0.80     0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %     1.17      0.93     0.97      1.02     1.09
 Ratio of net investment income (loss) to average net assets
 after reimbursement(2)                                        %    -0.27     -0.46    -0.44     -0.17     0.70
 Portfolio turnover rate                                       %      192       151      179       216      178


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



(2)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                        ING VP Growth + Value Portfolio       29

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                             CLASS R
                                                                   ---------------------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2001         2000(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $        8.92          10.00
 Income from investment operations:
 Net investment income (loss)                                  $       -0.02           0.02
 Net realized and unrealized loss on investments               $       -3.42          -1.08
 Total from investment operations                              $       -3.44          -1.06
 Less distribution from:
 Net investment income                                         $          --           0.02
 Total distributions                                           $          --           0.02
 Net asset value, end of the period                            $        5.48           8.92
 TOTAL RETURN(2)                                               %      -38.57         -10.62
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $       6,987          6,137
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %        0.90           0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        1.82           2.19
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                     %       -0.32           0.52
 Portfolio turnover rate                                       %         471            157


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 3, 2000.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 30      ING VP Growth Opportunities Portfolio

FINANCIAL HIGHLIGHTS                       ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the periods ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                             CLASS R
                                                                   ---------------------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2001         2000(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $        9.05         10.00
 Income from investment operations:
 Net investment income (loss)                                  $       -0.01          0.01
 Net realized and unrealized loss on investments               $       -2.97         -0.95
 Total from investment operations                              $       -2.98         -0.94
Less distributions from:
 Net investment income                                         $          --          0.01
 Total distributions                                           $          --          0.01
 Net asset value, end of the period                            $        6.07          9.05
 TOTAL RETURN(2)                                               %      -32.92         -9.38
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $       3,616         1,995
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %        0.90          0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        2.66          5.76
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                     %       -0.32          0.40
 Portfolio turnover rate                                       %         429           103


--------------------------------------------------------------------------------


(1) The Portfolio commenced operations on May 5, 2000.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       31

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                   CLASS R
                                                                           YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------
                                                                    2001     2000     1999    1998    1997
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     26.73    29.24   14.12   13.00   11.72
 Income from investment operations:
 Net investment income (loss)                                  $     -0.11    -0.01   -0.09    0.39    0.44
 Net realized and unrealized gain (loss) on investments        $     -7.69     0.49   19.83    1.76    1.36
 Total from investment operations                              $     -7.80     0.48   19.74    2.15    1.80
 Less distributions from:
 Net investment income                                         $        --       --      --    0.39    0.44
 Net realized gains on investments                             $      0.05     2.99    4.62    0.64    0.08
 Total distributions                                           $      0.05     2.99    4.62    1.03    0.52
 Net asset value, end of the year                              $     18.88    26.73   29.24   14.12   13.00
 TOTAL RETURN(1)                                               %    -29.15     1.09  141.03   17.30   15.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   103,273  131,514  71,532  24,053  21,531
 Ratio of expenses to average net assets after
 reimbursement(2)(3)                                           %      0.90     0.90    0.90    0.82    0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %      1.15     0.98    1.09    1.14    1.11
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)                                        %     -0.59    -0.06   -0.64    3.00    3.72
 Portfolio turnover rate                                       %       304      148     236     161      55


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


(2) As of November 9, 1998, the expense limit increased from 0.80% to 0.90%.

(3)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 32      ING VP SmallCap Opportunities Portfolio

FINANCIAL HIGHLIGHTS                    ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                     CLASS R
                                                                             YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2001     2000    1999(2)    1998     1997
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     4.39     4.99     4.83      5.14     5.25
 Income from investment operations:
 Net investment income                                         $     0.02     0.02     0.11      0.36     0.40
 Net realized and unrealized gain (loss) on investments        $    -0.55    -0.60     0.16     -0.31    -0.08
 Total from investment operations                              $    -0.53    -0.58     0.27      0.05     0.32
 Less distributions from:
 Net investment income                                         $     0.02     0.02     0.11      0.36     0.40
 Net realized gains on investments                             $       --       --       --        --     0.03
 Total distributions                                           $     0.02     0.02     0.11      0.36     0.43
 Net asset value, end of the year                              $     3.84     4.39     4.99      4.83     5.14
 TOTAL RETURN(1)                                               %   -12.00   -11.63     5.79      1.02     6.15
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   17,533   24,322   29,739    14,437   10,548
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %     0.90     0.90     0.89      0.80     0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %     1.62     1.18     1.26      1.29     1.36
 Ratio of net investment income to average net assets after
 reimbursement(4)                                              %     0.49     0.42     1.89      7.53     8.31
 Portfolio turnover rate                                       %       98       49      123        93      162


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


(2) Portfolio commenced operations as Multi-Sector Bond Fund. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective as explained above on page 13, note 1.


(3) As of April 30, 1999, the expense limit increased from 0.80% to 0.90%.


(4)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                               ING VP Research Enhanced Index Portfolio       33

ING VP MAGNACAP PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                 CLASS R
                                                                      -----------------------------
                                                                       YEAR ENDED      PERIOD ENDED
                                                                      DECEMBER 31,     DECEMBER 31,
                                                                          2001           2000(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                         $       10.11            10.00
 Income from investment operations:
 Net investment income                                            $        0.11             0.05
 Net realized and unrealized gain (loss) on investments           $       -1.17             0.11
 Total from investment operations                                 $       -1.06             0.16
 Less distributions from:
 Net investment income                                            $        0.12             0.05
 Total distributions                                              $        0.12             0.05
 Net asset value, end of the period                               $        8.93            10.11
 TOTAL RETURN(2)                                                  %      -10.44             1.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                             $       2,301            1,118
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                              %        0.90             0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                 %        2.22             7.90
 Ratio of net investment income to average net assets after
 reimbursement(3)(4)                                              %        1.27             1.45
 Portfolio turnover rate                                          %          72               28


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 8, 2000.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 34      ING VP MagnaCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                     CLASS R
                                                                   --------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,      PERIOD ENDED
                                                                   ------------------------------  DECEMBER 31,
                                                                    2001    2000    1999    1998     1997(1)
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $    12.19   14.77   11.08   10.10     10.00
 Income from investment operations:
 Net investment income                                         $     0.17    0.24    0.22    0.21      0.03
 Net realized and unrealized gain (loss) on investments        $    -1.58    0.12    5.23    1.49      0.10
 Total from investment operations                              $    -1.41    0.36    5.45    1.70      0.13
 Less distributions from:
 Net investment income                                         $     0.18    0.27    0.24    0.22      0.03
 Net realized gains on investments                             $     0.33    2.67    1.52    0.50        --
 Total distributions                                           $     0.51    2.94    1.76    0.72      0.03
 Net asset value, end of the period                            $    10.27   12.19   14.77   11.08     10.10
 TOTAL RETURN(2)                                               %   -11.58    3.18   50.18   16.93      1.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $   33,223  26,815  24,051  13,764     5,937
 Ratio of expenses to average net assets after
 reimbursement(3)(4)(5)                                        %     1.00    1.00    1.00    0.84      0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement(4)                                              %     1.53    1.44    1.52    1.68      2.61
 Ratio of net investment income to average net assets after
 reimbursement(4)(5)                                           %     1.57    1.83    1.69    1.90      0.97
 Portfolio turnover rate                                       %       24      69      84      30         5


--------------------------------------------------------------------------------


(1) The Portfolio commenced operations on August 8, 1997.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) As of November 9, 1998, the expenses limit increased from 0.80% to 1.00%

(4) Annualized for periods less than one year.


(5)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       35

ING VP HIGH YIELD BOND PORTFOLIO                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                  CLASS R
                                                                          YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------
                                                                    2001    2000    1999    1998    1997
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $     3.45    4.30    4.87    5.30    5.27
 Income from investment operations:
 Net investment income                                         $     0.26    0.40    0.44    0.42    0.40
 Net realized and unrealized gain (loss) on investments        $    -0.29   -0.85   -0.57   -0.42    0.07
 Total from investment operations                              $    -0.03   -0.45   -0.13      --    0.47
 Less distributions from:
 Net investment income                                         $     0.26    0.40    0.44    0.42    0.40
 Net realized gains on investments                             $       --      --      --    0.01    0.04
 Total distributions                                           $     0.26    0.40    0.44    0.43    0.44
 Net asset value, end of year                                  $     3.16    3.45    4.30    4.87    5.30
 TOTAL RETURN(1)                                               %    -1.05  -11.17   -2.98   -0.12    9.00
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   10,461  10,642  16,442  21,320  12,606
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %     0.80    0.80    0.80    0.80    0.79
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %     1.28    1.13    1.11    1.23    1.35
 Ratio of net investment income to average net assets after
 reimbursement(2)                                              %     9.76    9.53    9.19    8.92    8.44
 Portfolio turnover rate                                       %      109     140      85     135     152


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



(2)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 36      ING VP High Yield Bond Portfolio

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Variable Products Trust's Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S.
Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other portfolio information, or to make investment related inquiries:

ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov


When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220


  [ING FUNDS LOGO]                        VPRPROS050102-050102

       PROSPECTUS

[CHESS PIECE]
       May 1, 2002

       Class S
                                                 ING VARIABLE
                                                 PRODUCTS TRUST

                                                 (formerly Pilgrim Variable
                                                 Products Trust)


                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth + Value Portfolio
                                                 ING VP Growth Opportunities
                                                 Portfolio
                                                 ING VP LargeCap Growth
                                                 Portfolio
                                                 ING VP MidCap Opportunities
                                                 Portfolio
                                                 ING VP SmallCap Opportunities
                                                 Portfolio
                                                 ING VP Research Enhanced Index
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE
                                                 PORTFOLIOS
                                                 ING VP Financial Services
                                                 Portfolio
                                                 ING VP Large Company Value
                                                 Portfolio
                                                 ING VP MagnaCap Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIO
                                                 ING VP Convertible Portfolio

                                                 INTERNATIONAL EQUITY PORTFOLIOS
                                                 ING VP Emerging Countries
                                                 Portfolio
                                                 ING VP International Portfolio
                                                 ING VP International SmallCap
                                                 Growth Portfolio
                                                 ING VP International Value
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIO
                                                 ING VP High Yield Bond
                                                 Portfolio


       This Prospectus contains
       important information about
       investing in the ING Variable
       Products Trust Portfolios. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency; and
       is affected by market
       fluctuations. There is no
       guarantee that the Portfolios
       will achieve their objectives.
       As with all variable
       portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                          [ING FUNDS LOGO]

                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS





This Prospectus describes each Portfolio's objective, investment strategy and risks.


You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[COIN]
         WHAT YOU
         PAY TO
         INVEST




Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).


Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.


WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2

    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth + Value Portfolio                          4
    ING VP Growth Opportunities Portfolio                    6
    ING VP LargeCap Growth Portfolio                         8
    ING VP MidCap Opportunities Portfolio                   10
    ING VP SmallCap Opportunities Portfolio                 12
    ING VP Research Enhanced Index Portfolio                14

    DOMESTIC EQUITY VALUE PORTFOLIOS
    ING VP Financial Services Portfolio                     16
    ING VP Large Company Value Portfolio                    18
    ING VP MagnaCap Portfolio                               20

    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Convertible Portfolio                            22

    INTERNATIONAL EQUITY PORTFOLIOS
    ING VP Emerging Countries Portfolio                     24
    ING VP International Portfolio                          26
    ING VP International SmallCap Growth Portfolio          28
    ING VP International Value Portfolio                    30

    FIXED INCOME PORTFOLIO
    ING VP High Yield Bond Portfolio                        32


    WHAT YOU PAY TO INVEST                                  34
    MANAGEMENT OF THE PORTFOLIOS                            35
    INFORMATION FOR INVESTORS                               38
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    43
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING Variable Products Trust's (Trust) Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.


DOMESTIC EQUITY GROWTH PORTFOLIOS


  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.


  The Portfolios may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIOS

  ING's Domestic Equity Value Portfolios seek capital appreciation.

  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years and

  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIO

  ING's Domestic Equity and Income Portfolio seeks income and growth of capital.

  The Portfolio may suit you if you:


  - want regular income and capital appreciation and


  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth or Domestic Equity Value Portfolios.


INTERNATIONAL EQUITY PORTFOLIOS


  ING offers International Equity Portfolios that emphasize a growth approach to international investing, as well as, International Equity Portfolios that apply the technique of value investing. These Portfolios seek long-term capital appreciation by investing primarily in foreign equities.



  The Portfolios may suit you if you:



  - are investing for the long-term -- at least several years and


  - are looking for exposure to international markets and

  - are willing to accept higher risk in exchange for long-term growth.

FIXED INCOME PORTFOLIO


  ING offers an aggressive Fixed Income Portfolio.


  The Portfolio may suit you if you:


  - want regular income and the potential for capital appreciation and


  - want greater income potential than a money market fund and

  - are willing to accept more risk than in a money market fund.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                  FUND
                  ------------------------------------------------
DOMESTIC          VP Growth + Value Portfolio
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Navellier Fund Management, Inc.


                  VP Growth Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP LargeCap Growth Portfolio
                  Adviser: ING Investments, LLC


                  VP MidCap Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP SmallCap Opportunities Portfolio
                  Adviser: ING Investments, LLC


                  VP Research Enhanced Index Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Financial Services Portfolio
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS


                  VP Large Company Value Portfolio
                  Adviser: ING Investments, LLC
                  (formerly called VP Growth and Income Portfolio)

                  VP MagnaCap Portfolio
                  Adviser: ING Investments, LLC


DOMESTIC          VP Convertible Portfolio
EQUITY AND        Adviser: ING Investments, LLC
INCOME
PORTFOLIO


INTERNATIONAL     VP Emerging Countries Portfolio
EQUITY            Adviser: ING Investments, LLC
PORTFOLIOS


                  VP International Portfolio
                  Adviser: ING Investments, LLC

                  VP International SmallCap Growth Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Nicholas-Applegate Capital Mgt.


                  VP International Value Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.


FIXED INCOME      VP High Yield Bond Portfolio
PORTFOLIO         Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management LLC

                INVESTMENT OBJECTIVE
                ------------------------------------------------------------
DOMESTIC        Capital appreciation
EQUITY GROWTH
PORTFOLIOS

                Long-term growth of capital

                Long-term capital appreciation

                Long-term capital appreciation

                Long-term capital appreciation

                Capital appreciation

DOMESTIC        Long-term capital appreciation
EQUITY VALUE
PORTFOLIOS

                Long-term capital appreciation, with income as a secondary objective

                Growth of capital, with dividend income as a secondary consideration

DOMESTIC        Total return, consisting of capital appreciation and current
EQUITY AND      income
INCOME
PORTFOLIO

INTERNATIONAL   Long-term capital appreciation
EQUITY
PORTFOLIOS

                Long-term growth of capital

                Long-term capital appreciation

                Long-term capital appreciation

FIXED INCOME    High income and capital appreciation
PORTFOLIO

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth and value-oriented equity securities.
appreciation.


Equity securities of large, medium and small U.S.         Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth- oriented equity securities.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          mid-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.

Equity securities of companies principally engaged        Price volatility and other risks that accompany an
in financial services.                                    investment in equity securities. Susceptible to risks of
                                                          decline in the price of securities concentrated in the
                                                          financial services industry.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.

Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.


Convertible securities, including high-yield,             Price volatility and other risks that accompany an
lower-quality debt securities, as well as equities        investment in equity securities. Credit, interest rate,
and non-convertible high-yield lower-quality debt         liquidity and other risks that accompany an investment in
securities.                                               high-yield lower quality debt securities.

Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
with emerging securities markets believed to have         an investment in equities from emerging countries. Sensitive
growth potential.                                         to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.


Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in growth- oriented foreign equities. Sensitive to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

Equity securities of small-sized companies in             Price volatility, liquidity and other risks that accompany
countries around the world, which may include the         an investment in equity securities of foreign, small-sized
U.S., believed to have growth potential.                  companies. Sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that affect foreign securities.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in foreign equities. Sensitive to currency
their long-term value.                                    exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.

Higher-yielding, lower-rated U.S.                         Interest rate, credit risk, prepayment and other risks that
dollar-denominated debt securities of U.S. and            accompany an investment in lower-rated debt securities.
foreign issuers.                                          Particularly sensitive to credit risk during periods of
                                                          economic uncertainty or economic downturns. May also be
                                                          subject to price volatility from equity exposure and foreign securities. May be sensitive to currency exchange rates,
                                                          international, political, social or economic conditions, and other risks.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH + VALUE PORTFOLIO                  Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Portfolio invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a reward/risk ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Portfolio's performance. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth securities and value securities in which the Portfolio invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.



INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


CHANGES IN INTEREST RATES -- the value of the Portfolio's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 4      ING VP Growth + Value Portfolio

                                                 ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

        1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
        -----   -----   -----   -----   -----   -----   -----   -----   -----   ------
                                24.78   22.99   14.66   19.32   94.98   -9.78   -30.99

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Because Class S shares first were offered in 2002, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  45.73%
                           1st quarter 2001: -30.87%
   Portfolio's year-to-date total return as of March 31, 2002:

                                     -8.89%





                        AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR PERIODS ENDING DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.



                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %  -30.99         10.68                  13.50
Russell 2000 Index (reflects no deduction for fees or
  expenses)(3)                                                  %    2.49          7.52                  10.54(5)
Russell 3000 Index (reflects no deduction for fees or
  expenses)(4)                                                  %  -11.46         10.14                  14.27(5)


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered during the year ended December 31, 2001. See footnote (2) to the bar chart above.
(2) Class R commenced operations on May 6, 1994.
(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(4) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(5) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Growth + Value Portfolio       5

                                                                         ADVISER
ING VP GROWTH OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

This Portfolio seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

 6      ING VP Growth Opportunities Portfolio

                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

         1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                                -38.57


(1) This figure is as of December 31, 2001. It does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.

(2) Because Class S shares first commenced operations May 8, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 2001:  16.10%

                           1st quarter 2001: -29.26%

   Portfolio's year-to-date total return as of March 31, 2002:

                                     -5.29%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class R Return                                                  %  -38.57          -30.31                  N/A
S&P 500 Index (reflects no deduction for fees or
  expenses)(3)                                                  %  -11.88          -12.05(4)               N/A


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.
(2) Class R commenced operations on May 3, 2000.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(4) Index return is for the period beginning May 1, 2000.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Growth Opportunities Portfolio       7

                                                                         ADVISER
ING VP LARGECAP GROWTH PORTFOLIO                            ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in equity securities of large U.S. companies. The Portfolio normally invests in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Portfolio may invest include common and preferred stocks, warrants and convertible securities. The Portfolio considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of March 31, 2002, this meant market capitalizations in the range of $8.2 billion to $372 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.



The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectation. The portfolio managers focus on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. The Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large-company, growth-oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

 8      ING VP LargeCap Growth Portfolio

                                                ING VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it did not commence operations until August 2, 2001.

                  [TELEPHONE] If you have questions, please call 1-800-992-0180.

                                        ING VP LargeCap Growth Portfolio       9

                                                                         ADVISER
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Portfolio normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of March 31, 2002, the market capitalization of companies in the S&P MidCap 400 Index ranged from $262 million to $9.8 billion. The market capitalization range will change with market conditions as the range of the companies included in the S&P MidCap 400 Index changes.



The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.

 10      ING VP MidCap Opportunities Portfolio

                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

         1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                                -32.92


(1) This figure is for the year ended December 31, 2001. It does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.


(2) Because Class S shares first commenced operations on May 8, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:
                           4th quarter 2001:  23.12%
                           3rd quarter 2001: -28.03%
   Portfolio's year-to-date total return as of March 31, 2002:

                                     -0.82%





                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class R Return                                                  %   -32.92           -25.77                    N/A
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(3)                                                    %    -0.61             4.37(4)                 N/A


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on May 5, 2000.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) Index return is for the period beginning May 1, 2000.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       11

                                                                         ADVISER
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Portfolio normally invests in companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2002 ranged from $188 million to $3.3 billion.



The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


The Portfolio's investment in technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.


INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


 12      ING VP SmallCap Opportunities Portfolio

                                         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996    1997    1998     1999    2000    2001
  -----   -----   -----   -----   -----   -----   -----   ------   ----   ------
                          21.39   13.80   15.81   17.30   141.03   1.09   -29.15

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Because Class S shares first were offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  57.71%
                           3rd quarter 2001: -29.37%
   Portfolio's year-to-date total return as of March 31, 2002:

                                    -10.91%





                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %  -29.15         18.58                  16.85
Russell 2000 Index (reflects no deduction for fees or
  expenses)(3)                                                  %    2.49          7.52                  10.54(4)


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered until May 2001. See footnote (2) to the bar chart above.
(2) Class R commenced operations on May 6, 1994.
(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(4) Index return is for the period beginning May 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING VP RESEARCH ENHANCED INDEX PORTFOLIO                                    Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's Composite 500 Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


In managing the Portfolio, the portfolio managers attempt to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that they believe will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Portfolio approximately 400 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Portfolio invests. Rather, the market could favor small company stocks or may not favor equities at all.


RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

 14      ING VP Research Enhanced Index Portfolio

                                        ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996    1997   1998   1999    2000     2001
  -----   -----   -----   -----   -----   ----   ----   ----   ------   ------
                          14.97   12.53   6.15   1.02   5.79   -11.63   -12.00


(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/Corporate Bond Index to the S&P 500 Index.

(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(3) Because Class S shares first were offered in 2002, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.
(4) Prior to August 1, 2001, the Portfolio was managed by a different sub-advisor.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  12.76%


                           3rd quarter 2001: -13.55%

   Portfolio's year-to-date total return as of March 31, 2002:

                                     -0.26%





                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below compares the Portfolio's long-term performance with the combined performance of the Lehman Brothers Government/Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %  -12.00         -2.48                  1.93
Index Return (reflects no deduction for fees or expenses)(3)    %  -11.88          1.54                  4.05


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares were not offered during the year ended December 31, 2001. See footnote (3) to the bar chart above.
(2) Class R commenced operations on May 6, 1994.

(3) The Index Return showing the 1 year, 5 year and 10 years (or Life of Class) average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2001. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. See footnote (1) to the bar chart above.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING VP Research Enhanced Index Portfolio       15

                                                                         ADVISER
ING VP FINANCIAL SERVICES PORTFOLIO                         ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests, under normal market conditions, at least 80% of its assets in equity securities of companies principally engaged in financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stock, warrants and convertible securities. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid-sized and small companies.

Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic-trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrift and savings banks; mortgage companies; title companies; conglomerates with significant interest in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Portfolio may invest the remaining 20% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Portfolio may also invest in savings accounts of mutual thrifts that may allow the Portfolio to participate in potential future stock conversions of the thrift.


The portfolio managers emphasize a value approach, and select securities they deem to be undervalued relative to the market, comparable institutions, or other benchmarks. The portfolio managers use a disciplined investment process, which includes extensive database screening, identification of investable themes, which are expected to drive performance, rigorous fundamental analysis, and a sell discipline. This approach combines top down thematic development -- the identification of forces that may provide headwinds or tailwinds for the companies in the Portfolio's universe -- with rigorous bottom-up fundamental company analysis.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies, because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.


RISKS OF CONCENTRATION -- because the Portfolio's investments are concentrated in the financial services industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform portfolios that have greater industry diversification.


CHANGES IN INTEREST RATES -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise.


ILLIQUID SECURITIES -- if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

 16      ING VP Financial Services Portfolio

                                             ING VP FINANCIAL SERVICES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it has not yet commenced operations.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING VP Financial Services Portfolio       17

                                                                         ADVISER
ING VP LARGE COMPANY VALUE PORTFOLIO                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT STRATEGY


[COMPASS]


The Portfolio will normally invest at least 80% of its assets in common stocks of large companies. The Portfolio normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1,000 largest U.S. companies, as measured by equity market capitalization. Within this universe of large well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.


The Portfolio may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange-traded index funds (ETFs). To the degree that the Portfolio invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts or options on currencies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Portfolio also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.



CHANGES IN INTEREST RATES -- the value of the Portfolio's convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter duration.


CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

EXCHANGE-TRADED INDEX FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

 18      ING VP Large Company Value Portfolio

                                            ING VP LARGE COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it did not commence operations until July 31, 2001.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Large Company Value Portfolio       19

                                                                         ADVISER
ING VP MAGNACAP PORTFOLIO                                   ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio is managed with the philosophy that companies that can best meet the Portfolio's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Portfolio invests at least 80% of its assets in stocks that meet the following criteria:


- ATTRACTIVE VALUATION CHARACTERISTICS -- companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.



- DIVIDENDS -- a company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.



- BALANCE SHEET STRENGTH -- A company's long term debt is rated investment grade by at least one nationally recognized rating agency.


Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. Normally, the Portfolio's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings, or assets. The remainder of the Portfolio's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Portfolio's investments may focus on particular sectors depending on the Adviser's perception of the market environment.


Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


 20      ING VP MagnaCap Portfolio

                                                       ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

   1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                                                                                   -10.44


(1) This figure is as of December 31, 2001. It does not reflect expenses and charges, which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.

(2) Because Class S shares first were offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

            Best and worst quarterly performance during this period:
                            4th quarter 2001:  8.99%
                           3rd quarter 2001: -11.44%
   Portfolio's year-to-date total return as of March 31, 2002:

                                     2.35%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (For the Periods Ended December 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class R Return                                                  %  -10.44           -5.56                  N/A
S&P 500 Index (reflects no deduction for fees or
  expenses)(3)                                                  %  -11.88          -12.05(4)               N/A



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.


(2) Class R commenced operations on May 8, 2000.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(4) Index return is for the period beginning May 1, 2000.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       21

                                                                         ADVISER
ING VP CONVERTIBLE PORTFOLIO                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS]


Under normal conditions, the Portfolio invests at least 80% of its assets in convertible securities. Those convertible securities include domestic corporate bonds, notes, warrants and preferred stocks that can be exchanged for or converted into common stock of the issuer. The Portfolio can invest without limit in high-yield convertible debt securities rated below investment grade, or of comparable quality if unrated (commonly known as "junk bonds"). There is no minimum credit rating for securities in which the Portfolio may invest.



The Portfolio may also invest up to 20% of its total assets in non-convertible debt securities, which may include high-yield debt securities rated below investment grade, or of comparable quality if unrated (commonly known as "junk bonds"), and common and non-convertible preferred stocks.



Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure.



Although the Portfolio emphasizes companies with market capitalization above $500 million, it does not limit its investment to securities of issuers in a particular market capitalization range.



The Portfolio has no limitation on the range of maturities of the debt securities in which it can invest, although most of the bonds in which the Portfolio invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.



In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Portfolio may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.



CREDIT RISK -- the Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Portfolio may be subject to more credit risk than many bond funds, because it invests in high-yield debt securities, which are considered predominately speculative with respect to the issuers' continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.


INABILITY TO SELL SECURITIES -- convertible securities and lower-rated debt securities may be less liquid than other investments. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 22      ING VP Convertible Portfolio

                                                    ING VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it did not commence operations until August 20, 2001.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING VP Convertible Portfolio       23

                                                                         ADVISER
ING VP EMERGING COUNTRIES PORTFOLIO                         ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.


The Portfolio may invest up to 20% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities of issuers located in emerging market countries, the Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio also could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.


INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 24      ING VP Emerging Countries Portfolio

                                             ING VP EMERGING COUNTRIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it has not yet commenced operations.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                    ING VP Emerging Countries Portfolio       25

                                                                         ADVISER
ING VP INTERNATIONAL PORTFOLIO                              ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS]

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Portfolio invests primarily in companies with large market capitalizations, but may also invest in mid- and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use a bottom-up fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.


DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.


INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 26      ING VP International Portfolio

                                                  ING VP INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it has not yet commenced operations.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP International Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                      Nicholas-Applegate Capital
                                                                      Management
ING VP INTERNATIONAL
SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

Under normal conditions, the Portfolio invests at least 80% of its assets in securities of small companies. At least 65% of the Portfolio's assets will normally be invested in companies located outside the U.S. The Portfolio may invest up to 35% of its assets in U.S. issuers.

The Portfolio invests primarily in smaller-capitalized companies (small cap stocks) located worldwide. In the opinion of the Portfolio's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Portfolio normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Portfolio's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a bottom-up analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. This Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in small-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 28      ING VP International SmallCap Growth Portfolio

                                  ING VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   This Portfolio does not have performance history because it has not yet commenced operations.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                         ING VP International SmallCap Growth Portfolio       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING VP INTERNATIONAL VALUE PORTFOLIO                                        L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of value investing by seeking stocks that their research indicates are priced below their long-term value.

The Portfolio holds common stocks, preferred stocks, American, European and global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940 as amended.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 30      ING VP International Value Portfolio

                                            ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000        2001
  -----   -----   -----   -----   -----   -----   -----   -----   ----       ------
                                                  16.93   50.18   3.18       -11.58

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Because Class S shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  23.74%
                           3rd quarter 1998: -14.03%

   Portfolio's year-to-date total return as of March 31, 2002:


                                     4.38%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR PERIOD ENDING DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index.


                                                                                    5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class R Return                                                 %    -11.58           11.63                  N/A
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(3)                                                 %    -21.21           -1.48(4)               N/A


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered during the year ended December 31, 2001. See footnote (2) to the bar chart above.
(2) Class R commenced operations on August 8, 1997.

(3) The Morgan Stanley Capital International Europe Australia Far East (MSCI
    EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) Index return is for the period beginning August 1, 1997.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       31

                                                                         ADVISER
ING VP HIGH YIELD BOND PORTFOLIO                            ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks high income and capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Portfolio invests at least 80% of its assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Portfolio invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. The Portfolio can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Portfolio may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the portfolio manager uses a bottom-up analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the Portfolio's performance is significantly affected by changes in interest rates. The value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Portfolio's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Portfolio may be subject to more credit risk than other income portfolios, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

PREPAYMENT RISK -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in one of the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.


RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social or economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in mid-cap and small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

 32      ING VP High Yield Bond Portfolio

                                                ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

        1992             1993       1994       1995       1996       1997       1998       1999       2000       2001
        ----             ----       ----       ----       ----       ----       ----       ----       ----       ----
                                               18.55      15.75      9.00       -0.12      -2.98     -11.17      -1.05

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first were offered in 2002, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

            Best and worst quarterly performance during this period:
                            4th quarter 2001:  6.38%
                            3rd quarter 1998: -7.97%
   Portfolio's year-to-date total return as of March 31, 2002:

                                     1.92%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR PERIOD ENDING DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %  -1.05          -1.48                   3.08
Lehman Brothers High Yield Bond Index (reflects no deduction
  for fees or expenses)(3)                                      %   5.28           3.12                   6.08(4)


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on May 6, 1994.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the portfolio.

(4) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows operating expenses paid each year by each Portfolio. The table does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. You will find details about these expenses and charges in the accompanying prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS

(as a % of average net assets)



                                    INVESTMENT                                   TOTAL                               TOTAL NET
                                    MANAGEMENT     SERVICE        OTHER        PORTFOLIO        WAIVERS AND          PORTFOLIO
PORTFOLIO                              FEES         FEES       EXPENSES(1)     EXPENSES      REIMBURSEMENTS(2)     EXPENSES(2)(3)
---------------------------------------------------------------------------------------------------------------------------------
 VP Growth + Value            %        0.75         0.25          0.42           1.42              -0.42                1.00
 VP Growth Opportunities      %        0.75         0.25          1.58           2.58              -1.48                1.10
 VP LargeCap Growth           %        0.75         0.25          6.19           7.19              -6.09                1.10
 VP MidCap Opportunities      %        0.75         0.25          3.28           4.28              -3.18                1.10
 VP SmallCap Opportunities    %        0.75         0.25          0.71           1.71              -0.61                1.10
 VP Research Enhanced
  Index                       %        0.75         0.25          0.87           1.87              -0.77                1.10
 VP Financial Services        %        0.75         0.25          0.25           1.25              -0.15                1.10
 VP Large Company Value       %        0.75         0.25          7.57           8.57              -7.47                1.10
 VP MagnaCap                  %        0.75         0.25          0.53           1.53              -0.43                1.10
 VP Convertible               %        0.75         0.25          6.33           7.33              -6.23                1.10
 VP Emerging Countries        %        1.00         0.25          0.37           1.62              -0.27                1.35
 VP International             %        1.00         0.25          0.32           1.57              -0.32                1.25
 VP International SmallCap
  Growth                      %        1.00         0.25          0.37           1.62              -0.27                1.35
 VP International Value       %        1.00         0.25          0.53           1.78              -0.58                1.20
 VP High Yield Bond           %        0.75         0.25          0.53           1.53              -0.53                1.00


--------------------------------------------------------------------------------


(1)Because Class S shares are new for each Portfolio, the Other Expenses for the Growth + Value, Growth Opportunities, MidCap Opportunities, SmallCap Opportunities, Research Enhanced Index, MagnaCap, International Value and High Yield Bond Portfolios are based on Class R expenses of the Portfolio. For all other Portfolios, which either had not commenced operations prior to the date of this Prospectus or had not had a full year's performance during the year ended December 31, 2001, other expenses are based on estimated amounts for the current fiscal year.



(2)ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2002. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation at least 30 days prior to the end of the then-current term. In addition, the expense limitation may be terminated by the Trust upon at least 90 days' prior written notice to the Adviser, or upon termination of the investment management agreement.



(3) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. For the Growth + Value, Growth Opportunities, MidCap Opportunities, SmallCap Opportunities, Research Enhanced Index, MagnaCap, International Value and High Yield Bond Portfolios, these estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio. For all other Portfolios, which either had not commenced operations prior to the date of this Prospectus or had not had a full year's performance during the year ended December 31, 2001, expenses are based on estimated amounts for the current fiscal year.




EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------------
 VP Growth + Value                                        $               102          408         736       1,666
 VP Growth Opportunities                                  $               112          661       1,237       2,804
 VP LargeCap Growth                                       $               112        1,574       2,972       6,208
 VP MidCap Opportunities                                  $               112        1,008       1,917       4,246
 VP SmallCap Opportunities                                $               112          479         871       1,969
 VP Research Enhanced Index                               $               112          513         939       2,128
 VP Financial Services                                    $               112          382         672       1,498
 VP Large Company Value                                   $               112        1,830       3,427       6,948
 VP MagnaCap                                              $               112          441         794       1,787
 VP Convertible                                           $               112        1,600       3,019       6,288
 VP Emerging Countries                                    $               137          485         856       1,899
 VP International                                         $               127          464         825       1,840
 VP International SmallCap Growth                         $               137          485         856       1,899
 VP International Value                                   $               122          504         910       2,047
 VP High Yield Bond                                       $               102          431         784       1,778
--------------------------------------------------------------------------------------------------------------------


 34      What You Pay to Invest

ADVISER                                             MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly, ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.



As of March 31, 2002, ING managed over $36.2 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.


Because the ING VP LargeCap Growth Portfolio, ING VP Financial Services Portfolio, ING VP Convertible Portfolio, ING VP Large Company Value Portfolio, ING VP International Portfolio, ING VP International SmallCap Growth Portfolio, and ING VP Emerging Countries Portfolio were not offered until 2001, the advisory fee for those Portfolios reflects the current contract rate.



PORTFOLIO                                             ADVISORY FEE
VP Growth + Value                                         0.75%
VP Growth Opportunities                                   0.75
VP LargeCap Growth                                        0.75
VP MidCap Opportunities                                   0.75
VP SmallCap Opportunities                                 0.75
VP Research Enhanced Index                                0.75
VP Financial Services                                     0.75
VP Large Company Value                                    0.75
VP MagnaCap                                               0.75
VP Convertible                                            0.75
VP Emerging Countries                                     1.00
VP International                                          1.00
VP International SmallCap Growth                          1.00
VP International Value                                    1.00
VP High Yield Bond                                        0.75


ING DIRECTLY MANAGES THE FOLLOWING PORTFOLIOS:


VP GROWTH OPPORTUNITIES PORTFOLIO, VP LARGECAP GROWTH PORTFOLIO AND VP MIDCAP OPPORTUNITIES PORTFOLIO


The following individuals share responsibility for the day-to-day management of the Growth Opportunities Portfolio, LargeCap Growth Portfolio and MidCap Opportunities Portfolio:

Mary Lisanti and Jeffrey Bernstein have co-managed the Growth Opportunities Portfolio and MidCap Opportunities Portfolio since the Portfolios were formed in April 2000. They have co-managed the LargeCap Growth Portfolio since the Portfolio was formed in April 2001.


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of the Portfolios. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.



Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of the Portfolios. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.



VP SMALLCAP OPPORTUNITIES PORTFOLIO


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Portfolio since November 1998.


VP HIGH YIELD BOND PORTFOLIO


The following individuals share responsibility for the day-to-day management of the High Yield Bond Portfolio:


Edwin Schriver, Senior Vice President of ING, has served as Senior Portfolio Manager of the portfolio management team that manages the High Yield Bond Portfolio since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Cresent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       35

MANAGEMENT OF THE PORTFOLIOS                                             ADVISER
--------------------------------------------------------------------------------


Andy Mitchell, Vice President of ING, has served as Co-Portfolio Manager of the portfolio management team that manages the High Yield Bond Portfolio since October 2000. Prior to joining ING Pilgrim in July 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital since March 2000. From March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.



Russ Stiver, Vice President of ING, has served as Co-Portfolio Manager of the portfolio management team that manages the High Yield Bond Portfolio since October 2000. Prior to joining ING Pilgrim in May 2000, Mr. Stiver was Portfolio Manager (1996-2000) and Acting Vice President at Manulife Financial (1999-2000). From 1994 to 1996, Mr. Stiver analyzed investment grade, high yield and emerging market sovereign debt securities for Toronto-Dominion Bank.



VP MAGNACAP PORTFOLIO



Thomas Jackson, Senior Vice President and Senior Portfolio Manager for Value Equity Strategies at ING, has served as Portfolio Manager of the MagnaCap Portfolio since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.



Howard Kornblue, Senior Vice President, Senior Portfolio Manager and Director of Value Strategies for ING, has served as Auxiliary Portfolio Manager of the MagnaCap Portfolio since June 2001. Mr. Kornblue served as Portfolio Manager of the MagnaCap Portfolio from 1989 until June 2001.



VP INTERNATIONAL PORTFOLIO


Richard T. Saler and Phillip A. Schwartz have co-managed the International Portfolio since April 2001.


Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (Lexington) (which was acquired by ING Pilgrim's parent company in July 2000).



Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager.



Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.



VP EMERGING COUNTRIES PORTFOLIO



The following individuals share responsibility for the day-to-day management of the Emerging Countries Portfolio:



Richard T. Saler, whose background is described above, and Phillip A. Schwartz, whose background also is described above, have served as members of the portfolio management team that manages the Emerging Countries Portfolio since October 2000.



Jan Wim Derks, Vice President of ING, has served as a member of the portfolio management team that manages the Emerging Countries Portfolio, since October 2000. In addition to his role with ING, Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.



Eric Anderson, Vice President of ING, has served as a member of the portfolio management team that manages the Emerging Countries Portfolio since October 2000. In addition to his role with ING, Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Prior to joining ING Investment Management -- Americas in 1997, Mr. Anderson managed a Latin America equity portfolio and participated in the management of an emerging market debt portfolio at Offibank in New York.



Bratin Sanyal, Vice President of ING, has served as a member of the portfolio management team that manages the Emerging Countries Portfolio since October 2000. In addition to his role with ING, Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Pior to joining ING Investment Management -- Europe in 1993, he was an economist at the World Bank where he structured debt workouts for the highly indebted countries.



VP FINANCIAL SERVICES PORTFOLIO


The following individuals share responsibility for the day-to-day management of the Financial Services Portfolio:


Robert M. Kloss, Vice President of ING, has served as Co-Portfolio Manager of the Portfolio since April 2001. Mr. Kloss has served as an Equity Analyst and Portfolio Manager for ING Pilgrim since 1998. From 1995 to 1998, he served as a Product Manager for the Pilgrim Advisory Funds.



Steven L. Rayner, Vice President of ING, has served as Co-Portfolio Manager of the Portfolio since January 2001. Formerly, Mr. Rayner served as the primary analyst for the Portfolio from June 1995 until January 2001. He held the same position at ING Pilgrim's predecessor, Pilgrim America Investments Inc., from 1993 to 1994.



 36      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------


VP LARGE COMPANY VALUE PORTFOLIO


Thomas Jackson, whose background is described above, has served as Portfolio Manager of the Large Company Value Portfolio since June 2001.


VP CONVERTIBLE PORTFOLIO



Andrew Chow, Vice President of ING, has managed the Convertible Portfolio since the Portfolio was formed in April 2001. Mr. Chow has been a Portfolio Manager at ING since October 1, 2000. Prior to joining ING Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund from 1998 until 2000. He joined Conseco in 1991, where he was also responsible for managing convertible securities accounts.



SUB-ADVISERS


For the following Portfolios, ING has employed a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined, long-term investment approach over a period of several market cycles.


VP INTERNATIONAL VALUE PORTFOLIO

BRANDES INVESTMENT PARTNERS, L.P.


A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the ING VP International Value Portfolio. Founded in 1974, Brandes is an investment advisory firm currently with 56 investment professionals who manage more than $67.8 billion in assets as of March 31, 2002. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.



Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Portfolio.



VP RESEARCH ENHANCED INDEX PORTFOLIO

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Portfolio. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of March 31, 2002, Aeltus managed over $41.0 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Portfolio.

Mr. Whelan has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.


Mr. Cote has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, Mr. Cote served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.



VP GROWTH + VALUE PORTFOLIO

NAVELLIER FUND MANAGEMENT, INC.


A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING VP Growth + Value Portfolio. As of March 31, 2002, Navellier and its affiliate, Navellier & Associates, Inc., managed over $4.0 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.


Louis Navellier has managed the ING VP Growth + Value Portfolio since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


Nicholas-Applegate Capital Management (NACM) serves as Sub-Adviser to the ING International SmallCap Growth Portfolio. Founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager, NACM is now a wholly owned subsidiary of Allianz AG. As of March 31, 2002, NACM managed over $25.7 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Portfolio is managed by a team of portfolio managers and analysts headed by Loretta Morris, Catherine Somhegyi, and Randall Kahn. NACM has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.


ING Funds Distributor, Inc., the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

CLASS S SHARES

Effective May 1, 2001, the Trust offers investors Class R and Class S shares of the Portfolios.

SERVICE FEES-CLASS S SHARES. The Trust has adopted a Shareholder Services Plan (the Plan) for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY


The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.


Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.



In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.



Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.


You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. However, the Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.


PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its


 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.


CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Portfolio (except the MagnaCap Portfolio) may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.


DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, please check the description of the Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve capital appreciation.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Certain Portfolios may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



CONCENTRATION. The Financial Services Portfolio concentrates (for purposes of the Investment Company Act of 1940, as amended) its assets in securities related to the financial services industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.



MANAGEMENT RISK. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



PORTFOLIO TURNOVER. Each Portfolio (except the MagnaCap and Research Enhanced Index Portfolios) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.


OTHER RISKS

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 30% or 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


BORROWING. Each Portfolio may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES AGAINST THE BOX. A short sale is the sale by a person or entity of a security which has been borrowed from a third party with the expectation that the market price will drop. Certain Portfolios may "sell short against the box." In general, this technique may involve selling a security when a Portfolio owns it, but does not want to immediately liquidate its position. This technique also may involve a Portfolio selling a security when the selling Portfolio owns a security equivalent in kind and amount to the security sold that it has the right to obtain, for delivery at a specified date in the future. Portfolios may enter into "short sales against the box" to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


 42      More Information About Risks

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of the Trust's independent auditors, along with each Portfolio's financial statements, is included in the Trust's annual report, which is available upon request.



Because either the Growth + Value, Research Enhanced Index, Financial Services, Emerging Countries, International, International SmallCap Growth, International Value and High Yield Bond Portfolios are new or Class S shares of these Portfolios had not commenced operations prior to December 31, 2001 (the Portfolios' fiscal year end), financial highlights are not presented for these Portfolios.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

FINANCIAL HIGHLIGHTS                       ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2001(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        6.90
 Income from investment operations:
 Net investment loss                                           $       -0.01
 Net realized and unrealized loss on investments               $       -1.40
 Total from investment operations                              $       -1.41
 Net asset value, end of period                                $        5.49
 TOTAL RETURN(2)                                               %      -20.43
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $       5,387
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        2.58
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %       -0.72
 Portfolio turnover rate                                       %         471


--------------------------------------------------------------------------------


(1) The Portfolio commenced offering of Class S shares on May 3, 2001.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 44      ING VP Growth Opportunities Portfolio

ING VP LARGECAP GROWTH PORTFOLIO                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2001(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income from investment operations:
 Net investment loss                                           $       -0.01
 Net realized and unrealized loss on investments               $       -0.33
 Total from investment operations                              $       -0.34
 Net asset value, end of period                                $        9.66
 TOTAL RETURN(2)                                               %       -3.40
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       1,017
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        7.19
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %       -0.47
 Portfolio turnover rate                                       %         159


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on August 2, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP LargeCap Growth Portfolio       45

FINANCIAL HIGHLIGHTS                       ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                       2001
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        7.10
 Income from investment operations:
 Net investment loss                                           $       -0.01
 Net realized and unrealized loss on investments               $       -1.05
 Total from investment operations                              $       -1.06
 Net asset value, end of period                                $        6.04
 TOTAL RETURN(2)                                               %      -14.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $         865
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        4.28
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %       -0.67
 Portfolio turnover rate                                       %         429


--------------------------------------------------------------------------------


(1) The Portfolio commenced offering of Class S shares on May 7, 2001.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 46      ING VP MidCap Opportunities Portfolio

FINANCIAL HIGHLIGHTS                     ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2001(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       21.97
 Income from investment operations:
 Net investment loss                                           $       -0.05
 Net realized and unrealized loss on investments               $       -3.01
 Total from investment operations                              $       -3.06
 Less distributions from:
 Net realized gain on investments                              $        0.05
 Total distributions                                           $        0.05
 Net asset value, end of period                                $       18.86
 TOTAL RETURN(2)                                               %      -13.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $      15,743
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        1.71
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %       -0.90
 Portfolio turnover rate                                       %         304


--------------------------------------------------------------------------------


(1) The Portfolio commenced offering of Class S shares on May 3, 2001.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       47

FINANCIAL HIGHLIGHTS                              ING VP LARGE COMPANY PORTFOLIO
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2001(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income from investment operations:
 Net investment income                                         $        0.03
 Net realized and unrealized gain on investments               $        0.46
 Total from investment operations                              $        0.49
 Less distributions from:
 Net investment income                                         $        0.03
 Net realized gains on investments                             $        0.15
 Total distributions                                           $        0.18
 Net asset value, end of period                                $       10.31
 TOTAL RETURN(2)                                               %        4.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         681
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        8.57
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %        0.96
 Portfolio turnover rate                                       %          22


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on July 31, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 48      ING VP Large Company Portfolio

FINANCIAL HIGHLIGHTS                                   ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                    CLASS S
                                                                                  ------------
                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                    2001(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      9.59
 Income from investment operations:
 Net investment income                                         $                      0.05
 Net realized and unrealized loss on investments               $                     -0.60
 Total from investment operations                              $                     -0.55
 Less distributions from:
 Net investment income                                         $                      0.06
 Total distributions                                           $                      0.06
 Net asset value, end of period                                $                      8.98
 TOTAL RETURN(2)                                               %                     -5.75
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                     5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                      1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                      1.53
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %                      1.13
 Portfolio turnover rate                                       %                        72


--------------------------------------------------------------------------------


(1) The Portfolio commenced offering of Class S shares on May 7, 2001.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       49

FINANCIAL HIGHLIGHTS                                ING VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------


For the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2001(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income from investment operations:
 Net investment income                                         $        0.08
 Net realized and unrealized gain on investments               $        0.49
 Total from investment operations                              $        0.57
 Less distributions from:
 Net investment income                                         $        0.08
 Net realized gains on investments                             $        0.07
 Total distributions                                           $        0.15
 Net asset value, end of period                                $       10.42
 TOTAL RETURN(2)                                               %        5.67
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         722
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %        7.33
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %        2.49
 Portfolio turnover rate                                       %          14


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on August 20, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 50      ING VP Convertible Portfolio

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Variable Products Trust's Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S.
Securities and Exchange Commission (SEC). Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other portfolio information, or to make investment related inquiries:

ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section

450 Fifth Street, NW

Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov


When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220


  [ING FUNDS LOGO]                        VPSPROS050102-050102

                       STATEMENT OF ADDITIONAL INFORMATION

                           ING VARIABLE PRODUCTS TRUST
                   (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 992-0180


                                   MAY 1, 2002


                            ING VP MagnaCap Portfolio
                    ING VP Research Enhanced Index Portfolio
                      ING VP Growth Opportunities Portfolio
                      ING VP MidCap Opportunities Portfolio
                         ING VP Growth + Value Portfolio
                     ING VP SmallCap Opportunities Portfolio
                      ING VP International Value Portfolio
                        ING VP High Yield Bond Portfolio
                 ING VP International SmallCap Growth Portfolio
                         ING VP International Portfolio
                       ING VP Emerging Countries Portfolio
                      ING VP Large Company Value Portfolio
                        ING VP LargeCap Growth Portfolio
                       ING VP Financial Services Portfolio
                          ING VP Convertible Portfolio


         Shares of the ING Variable Products Trust ("Trust") are sold to insurance company separate accounts, so that the Trust may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Trust also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Trust as well as to the general accounts of any insurance company whose separate account holds shares of the Trust. Shares of the Trust are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.



         Information about the fifteen diversified investment portfolios (each, a "Portfolio", collectively, the "Portfolios") comprising the series of the Trust is set forth herein and in the Prospectuses for the Portfolios. This Statement of Additional Information ("SAI") is not a Prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectus or Prospectuses (the "Prospectus") for the portfolios, dated May 1, 2002, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Trust's Annual Reports dated December 31, 2001, are incorporated herein by reference. Terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI. Copies of the Prospectuses and Annual or Semi-Annual Reports may be obtained upon request and without charge by contacting the Trust at the address or phone number above.

                                TABLE OF CONTENTS




ORGANIZATION OF THE REGISTRANT..........................................1
INVESTMENT RESTRICTIONS.................................................2
OTHER INVESTMENT TECHNIQUES.............................................9
RISK FACTORS AND SPECIAL CONSIDERATIONS................................28
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION........................32
PORTFOLIO TURNOVER.....................................................33
SERVICES OF THE ADVISER AND ADMINISTRATOR..............................33
SERVICES OF THE SUB-ADVISERS...........................................39
NET ASSET VALUE........................................................41
PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS.......................41
DIVIDENDS AND DISTRIBUTIONS............................................42
FEDERAL INCOME TAX STATUS..............................................42
Management of the Trust................................................45
Trustee Ownership of Securities........................................58
Compensation of Trustees...............................................59
Control Persons and Principal Holders of Securities....................62
OTHER INFORMATION......................................................70
PERFORMANCE INFORMATION................................................71
APPENDIX...............................................................75

                         ORGANIZATION OF THE REGISTRANT


         The Trust is an open-end management investment company organized as a Massachusetts business trust on the 17th day of December 1993. The Trust currently consists of fifteen Portfolios, each of which represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by ING Investments, LLC ("ING Investments" or the "Adviser").


         The Portfolios include ING VP MagnaCap Portfolio ("MagnaCap Portfolio"); ING VP Research Enhanced Index Portfolio ("Research Enhanced Index Portfolio"); ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio"); ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"); ING VP Growth + Value Portfolio ("Growth + Value Portfolio"); ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio"); ING VP International Value Portfolio ("International Value Portfolio"), ING VP High Yield Bond Portfolio ("High Yield Bond Portfolio"); ING VP International SmallCap Growth Portfolio ("International SmallCap Growth Portfolio"); ING VP International Portfolio ("International Portfolio"); ING VP Emerging Countries Portfolio ("Emerging Countries Portfolio"); ING VP Large Company Value Portfolio ("Large Company Value Portfolio"); ING VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio"); ING VP Financial Services Portfolio ("Financial Services Portfolio"); and ING VP Convertible Portfolio ("Convertible Portfolio").


         The Trust changed its name on April 30, 2000, from the "Northstar Galaxy Trust" to the "Pilgrim Variable Products Trust." Effective March 1, 2002, the name of the VP Growth and Income Portfolio was changed from "Pilgrim VP Growth and Income Portfolio" to "ING VP Large Company Value Portfolio." Effective May 1, 2002, the Trust changed its name from "Pilgrim Variable Products Trust" to "ING Variable Products Trust," and the names of each of the following Portfolios were changed as follows:



Old Name                                                     New Name
--------                                                     --------
Pilgrim VP MagnaCap Portfolio                                ING VP MagnaCap Portfolio
Pilgrim VP Research Enhanced Index Portfolio                 ING VP Research Enhanced Index Portfolio
Pilgrim VP Growth Opportunities Portfolio                    ING VP Growth Opportunities Portfolio
Pilgrim VP MidCap Opportunities Portfolio                    ING VP MidCap Opportunities Portfolio
Pilgrim VP Growth + Value Portfolio                          ING VP Growth + Value Portfolio
Pilgrim VP SmallCap Opportunities Portfolio                  ING VP SmallCap Opportunities Portfolio
Pilgrim VP International Value Portfolio                     ING VP International Value Portfolio
Pilgrim VP High Yield Bond Portfolio                         ING VP High Yield Bond Portfolio
Pilgrim VP International SmallCap Growth Portfolio           ING VP International SmallCap Growth Portfolio
Pilgrim VP International Portfolio                           ING VP International Portfolio
Pilgrim VP Emerging Countries Portfolio                      ING VP Emerging Countries Portfolio
ING VP Large Company Value Portfolio                         ING VP Large Company Value Portfolio
Pilgrim VP LargeCap Growth Portfolio                         ING VP LargeCap Growth Portfolio
Pilgrim VP Financial Services Portfolio                      ING VP Financial Services Portfolio
Pilgrim VP Convertible Portfolio                             ING VP Convertible Portfolio



         ING Investments, LLC ("Investment Adviser" or "ING Investments") has engaged Navellier Fund Management, Inc. ("Navellier") to serve as Sub-Adviser to the Growth + Value Portfolio, subject to the supervision of ING Investments. ING Investments has engaged Brandes Investment Partners, L.P. ("Brandes") to serve as Sub-Adviser to the International Value Portfolio, subject to the supervision of ING Investments. ING Investments has engaged Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of ING Groep, N.V. and an affiliate of ING Investments, to serve as Sub-Adviser to the Research Enhanced Index Portfolio, subject to the supervision of ING Investments. ING Investments has engaged Nicholas-Applegate Capital Management ("NACM") to serve as Sub-Adviser to the International SmallCap Growth Portfolio, subject to the supervision of ING Investments. Collectively, Navellier, Brandes, Aeltus and NACM will be referred to as the "Sub-Advisers."

                             INVESTMENT RESTRICTIONS

         SMALLCAP OPPORTUNITIES, GROWTH + VALUE, RESEARCH ENHANCED INDEX AND HIGH YIELD BOND PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the Investment Company Act of 1940 (the "1940 Act")) as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:

         1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may (i) borrow from banks, but only if immediately after such borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, and options on futures as described in the Portfolio's Prospectus and this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         2. Underwrite the securities of others;

         3. Purchase or sell real property, including real estate limited partnerships (but each Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts;

         4. Deal in commodities or commodity contracts except in the manner described in the current Prospectus and this SAI;

         5. Make loans to other persons (but each Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser) (See "Risk Factors and Special Considerations: Securities Lending"), and may purchase or hold participations in loans in accordance with the investment objectives and policies of the Portfolio as described in the current Prospectus and this SAI;

         6. Participate in any joint trading accounts;

         7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         8. Sell short, except that the Portfolio may enter into short sales against the box in the manner described in the current Prospectus and this Statement of Additional Information;

         9. Invest more than 25% of its assets in any one industry or related group of industries;

         10. With respect to 75% of a Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

         11. With respect to 75% of a Portfolio's assets, purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

         The following policies are non-fundamental and may be changed without shareholder approval. A Portfolio may not:

         1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Portfolio are registered; and provided further that the Portfolios may invest all of their assets in the securities or beneficial interests of a singly pooled investment fund having substantially the same objectives, policies and limitations as the Portfolio; or

         2. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily-available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid.


         As a fundamental policy, the Portfolios may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, the Portfolios do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, the Portfolios will not make additional investments when its borrowings are in excess of 5% of total assets. If a Portfolio should determine to expand its ability to borrow beyond the current operating policy, the Portfolio's Prospectus(es) would be amended and shareholders would be notified.



         The SmallCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stock of smaller, lesser-known U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The Research Enhanced Index Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks included in the Standard & Poor's Composite 500 Stock Price Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The High Yield Bond Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


         INTERNATIONAL VALUE PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Portfolio reserves the right to invest all of its assets in shares of another investment company;

         4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         5. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Portfolio may engage in foreign exchange forward contracts; or

         6. Make loans of cash (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements).

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

         1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

         2. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law;

         3. Invest more than 15% of its net assets in illiquid securities.

         MAGNACAP PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Engage in the underwriting of securities of other issuers.

         2. Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

         3. Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Securities Lending;"


         4. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         5. Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 33% of the value of its total assets;

         6. Effect short sales, or purchase or sell puts, calls, spreads or straddles.

         7. Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account;

         8. Invest more than 25% of the value of its total assets in any one industry; or

         9. Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.


         The following policy is non-fundamental and may be changed without shareholder approval.


         1. The Portfolio will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.


         The MagnaCap Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks that meet the criteria specified in the prospectus. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


         GROWTH OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         2. Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in that issuer, or the Portfolio would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Portfolio's total assets may be invested without regard to these limitations;

         3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter;

         4. Concentrate its assets in the securities of issuers, all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

         5. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may: (a) purchase or sell readily marketable securities that are secured by interests in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Prospectus;

         6. Make loans, except that the Portfolio may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

         7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities; or

         8. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets).

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Portfolio has valued the securities, excluding restricted securities that have been determined by the Trustees of the Trust (or the persons designated by them to make such determinations) to be readily marketable; or

         2. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets.

         MIDCAP OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         2. Underwrite the securities of others;

         3. Purchase or sell real property, including real estate limited partnerships (the Portfolio may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

         4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Portfolio;

         5. Make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Portfolio, as described in the current Prospectus and this SAI;

         6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         7. Sell short, except that the Portfolio may enter into short sales against the box;

         8. Invest more than 25% of its assets in any one industry or related group of industries;

         9. With respect to 75% of the Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

         10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not.

         1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder; or

         2. Invest more than 15% of its net assets in illiquid securities.


         The MidCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of mid-sized U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         CONVERTIBLE, EMERGING COUNTRIES, INTERNATIONAL SMALLCAP GROWTH, LARGECAP GROWTH, INTERNATIONAL, FINANCIAL SERVICES AND LARGE COMPANY VALUE PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:


         1. Invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

         3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto) and except that the Financial Services Portfolio will normally invest more than 25% of its assets in financial services industries;

         4. Purchase real estate, except that the Portfolio may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships;

         5. Make loans, except that, to the extent appropriate under its investment program, a Portfolio may: (i) purchase bonds, debentures or other debt securities, including short-term obligations, (ii) enter into repurchase transactions, (iii) lend portfolio securities and may purchase or hold participations or other interests in loans in accordance with the investment objectives and policies of the Portfolio;

         6. Issue senior securities or borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered senior securities or borrowings (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         7. Engage in the business of underwriting securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter; or

         8. Purchase or sell commodities or commodity contracts except for futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.


         The LargeCap Growth Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The Financial Services Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in financial services. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The Large Company Value Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large companies that the Adviser considers to be undervalued compared to the overall stock market. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


         The Convertible Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The Emerging Countries Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in at least three countries with emerging securities markets. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The International SmallCap Growth Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



                           OTHER INVESTMENT TECHNIQUES


         Some of the different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions are described in a Prospectus of the Portfolios. Additional information concerning the characteristics and risks of certain of the Portfolios' investments are set forth below. There can be no assurance that any of the Portfolios will achieve their investment objectives.


         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. The Convertible, Emerging Countries, Financial Services, Large Company Value, Growth + Value, International, International SmallCap Growth, International Value, Research Enhanced Index and LargeCap Growth Portfolios may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


         COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES. Each Portfolio may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company's organization and operations. Such investments will be diversified over a cross-section of industries and individual companies. For Portfolios other than the LargeCap Growth Portfolio, some of these companies will be organizations with market capitalizations of $500 million or less, or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group.


         Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of mid-cap and small-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

         Each Portfolio may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


         The Convertible, LargeCap Growth, Emerging Countries and International SmallCap Growth Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.


         Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio's entire investment therein).

         CORPORATE DEBT SECURITIES. Each Portfolio may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument.


         Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard & Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Adviser or Sub-Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. Investments in capital debt securities that are rated below investment grade are described in "High Yield Securities" below.



         WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure prices or yields deemed advantageous at the time, the Portfolios (except the Large Company Value Portfolio) may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A Portfolio may not purchase when-issued securities or enter into firm commitments, if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities.


         When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

         FORWARD COMMITMENTS. The LargeCap Growth, Convertible, Emerging Countries, and International Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Portfolios, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Portfolios' other assets. Although the Portfolios will enter into such contracts with the intention of acquiring securities, the Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The Portfolios may realize short-term profits or losses upon the sale of forward commitments.


         HIGH YIELD SECURITIES. The High Yield Bond and Convertible Portfolios may invest in high yield securities. High yield securities are debt securities that are rated lower than Baa by Moody's or BBB by Standard & Poor's, or of comparable quality if unrated.


         High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

         Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


         The medium- to lower-rated and unrated securities in which the Portfolios invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:



         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.


         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by a Portfolio defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Portfolio's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Portfolio's Board of Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. A Portfolio reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.


         Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, the Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio's investment objective may be more dependent on the Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Adviser continually monitors the investments in a Portfolio's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. A Portfolio may retain a security whose rating has been changed.



         Congressional Proposals. New laws and proposed new laws may have a negative impact on the market for high yield securities.


         EURODOLLAR CONVERTIBLE SECURITIES. The Convertible, LargeCap Growth, Emerging Countries, and International SmallCap Growth Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

         EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS. The Convertible, LargeCap Growth, Emerging Countries, and International SmallCap Growth Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.


         FOREIGN SECURITIES. Certain Portfolios may invest in securities of foreign issuers. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.


         Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Adviser on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Adviser, since the Portfolio's investment objective is to seek long-term capital appreciation and any income earned by the Portfolio should be considered incidental. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. See also "Risk Factors and Special Considerations."



         INTERNATIONAL DEBT SECURITIES. The Portfolios indicated above may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.


         In determining whether to invest in debt obligations of foreign issuers, a Portfolio will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.


         Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolio's investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended ("1933 Act"), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


         SECURITIES OF FINANCIAL SERVICES COMPANIES. The Financial Services Portfolio invests primarily in equity securities of companies engaged in financial services. Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic-trading networks; investment management firms; custodian of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrifts and savings banks; conglomerates with significant interest in financial services companies; fund financial service companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell or market software or hardware related to financial services or products directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.


         The Financial Services Portfolio may invest in securities of banks or thrifts that are relatively smaller, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which the Portfolio may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); as a result there may be limitations on the Portfolio's ability to dispose of them at times and at prices that are most advantageous to the Portfolio.


         The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

         Changes in state and federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the federal and state levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine.

         Thrifts in which the Financial Services Portfolio invests generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. However, because thrifts differ in certain respects from banks, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (the "OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.

         MUNICIPAL SECURITIES. The Convertible, LargeCap Growth, Emerging Countries, and International SmallCap Growth Portfolios may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.


         The Portfolios may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.


         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

         Other securities falling under the heading of "municipal securities" include the following:


         Moral Obligation Securities. These are securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.


         Industrial Development and Pollution Control Bonds. These securities, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

         Municipal Lease Obligations. A Portfolio may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Portfolio may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

         The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

         Short-Term Municipal Obligations. These securities include: (1) tax anticipation notes which are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes; (2) revenue anticipation notes which are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program; (3) bond anticipation notes which are normally issued to provide interim financing until long-term financing can be arranged; (4) construction loan notes which are sold to provide construction financing for specific projects; and (5) short-term discount notes (tax-exempt commercial paper) which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.


         SHORT-TERM INVESTMENTS. The Portfolios may invest in the following securities and instruments:


         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Portfolios may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations. The Convertible, Emerging Countries, International SmallCap Growth, and LargeCap Growth Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Portfolios may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's, "Prime-l" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or Sub-Adviser to be of comparable quality. These rating symbols are described in the Appendix.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolios may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.


         DERIVATIVE INSTRUMENTS. The Financial Services, International SmallCap Growth, Emerging Countries, Large Company Value, International, LargeCap Growth, and Convertible Portfolios may invest in derivative instruments. The Research Enhanced Index Portfolio also may invest in derivatives although generally investments in derivatives for this Portfolio will be limited to S&P 500 Index options and futures on the S&P 500 Index. The International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the International Value Portfolio to invest than "traditional" securities would. The International Value Portfolio does not currently intend to make use of any derivatives, including, transactions in currency forwards for hedging purposes.


         Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over- the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser or the Sub-Adviser will consider the creditworthiness of counterparties; to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


         OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Portfolio (except the Large Company Value Portfolio) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Portfolio and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange.

         If a Portfolio purchases a put option, the Portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Portfolio holds a stock which the Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Adviser may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Adviser will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Portfolio exercises the put, less transaction costs, is the amount by which the Portfolio hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Portfolio realizes on the sale of the securities.


         If a Portfolio purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Portfolio has a short position in the underlying security and the security thereafter increases in price. The Portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Portfolio realizes on the cover of the short position in the security.


         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolios generally will purchase only those options for which the Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

         COVERED CALL OPTIONS. Each Portfolio (except the Large Company Value Portfolio) may write covered call options. A call option is "covered" if a Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option

         Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.


         The SmallCap Opportunities, Growth + Value, Research Enhanced Index, High Yield Bond, International Value, MagnaCap, MidCap Opportunities and Growth Opportunities Portfolios will not write call options on when issued securities. In addition, these Portfolios will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio's net assets. The International SmallCap Growth, Emerging Countries, LargeCap Growth and Convertible Portfolios may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.



         OVER-THE-COUNTER OPTIONS. The Portfolios (except the Large Company Value Portfolio) may invest in Over-the-Counter options ("OTC options") on U.S. government securities. OTC options are purchased from or sold (written) to dealers or financial institutions that have entered into direct agreements with a Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Portfolio and the transacting dealer, without the intermediation of a third party such as the Options Clearing Corporation. The Adviser or Sub-Adviser monitors the creditworthiness of dealers with whom a Portfolio enters into OTC option transactions under the general supervision of the Trustees of the Trust. If the transaction dealer fails to make or take delivery of the U.S. government securities underlying an option it has written in accordance with the terms of the option as written, the Portfolios would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.



         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code (the "Code").

         FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale and purchase of a specified amount of a certain foreign currency at a stated date, place and price. The Portfolios may enter into foreign currency futures contracts to attempt to establish the rate at which it would be entitled to make a future exchange of U.S. dollars for another currency.

         FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the date of the contract. Forward currency contracts are entered into in the interbank market on a principal basis directly between currency dealers, which usually are large commercial banks and brokerage houses, and their customers, and therefore generally involve no margin, commissions or other fees. Forward currency contracts will establish a rate of exchange that can be achieved in the future and thus limit the risk of loss due to a decline in the value of the hedged currency but also limit any potential gain that might result in the event the value of the currency increases.

         FUTURES CONTRACTS. Each Portfolio (other than the International and Large Company Value Portfolios) may enter into both interest rate futures contracts and foreign currency futures contracts on domestic and foreign exchanges. The Large Company Value and International Portfolios may enter interest rate future contracts only. A futures contract to sell a debt security or foreign currency (a "short" futures position), creates an obligation by the seller to deliver a specified amount of the underlying security or foreign currency at a certain future time and price. A futures contract to purchase a debt security or foreign currency (a "long" futures position) creates an obligation by the purchaser to take delivery of a specified amount of the underlying security or foreign currency at a certain future time and price. Although the terms of futures contracts specify actual delivery or receipt of the underlying commodity, futures contracts generally are closed out before the delivery date without making or taking delivery by entering into an opposite position in the same commodity on the same (or a linked) exchange.


         Upon entering into a futures contract, a Portfolio will be required to deposit with a broker an amount of cash or cash equivalents equal to approximately 1% to 5% of the contract price, which amount is subject to change by the exchange on which the contract is traded or by the broker. This amount, which is known as "initial margin" does not involve the borrowing of funds to finance the transactions; rather, it is in the nature of a performance bond or good faith deposit on the contract that will be returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the instrument underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable ("marking-to-market").


         The International Value Portfolio will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Portfolio. As a general rule, the International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Portfolio's net assets.

         INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract provides for the future sale and purchase of a specified amount of a certain debt security at a stated date, place and price. A Portfolio may enter into interest rate futures contracts to protect against fluctuations in interest rates affecting the value of debt securities that a Portfolio either holds or intends to acquire. Interest rate futures contracts currently are based on long-term Treasury Bonds, Treasury Notes, three-month Treasury Bills and Government National Mortgage Association modified pass-through mortgage-backed securities ("GNMA pass-through securities"), and 90-day commercial paper.

         OPTIONS ON FOREIGN CURRENCY. The Portfolios may also purchase and sell put and call options for the purpose of hedging against changes in future currency exchange rates. The International Portfolio may purchase put options on currencies. An option on a foreign currency gives the purchaser, in return for a premium paid plus related transaction costs, the right to sell (in the case of a put option) or to buy (in the case of a call option) the underlying currency at a specified price until the option expires. The value of an option on foreign currency depends upon the value of the foreign currency when compared to the value of the U.S. dollar. Currency options traded on United States or other exchanges may be subject to position limits, which may affect the ability of the Portfolio to hedge its positions. The Portfolios will purchase and sell options on foreign exchanges to the extent permitted by the Commodity Futures Trading Commission ("CFTC").

         The Portfolios may purchase or sell options on currency only when the Adviser or Sub-Adviser believes that a liquid secondary markets exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any specific time.

         OPTIONS ON FOREIGN CURRENCY FUTURES. The purchase of options on foreign currency futures contracts gives a Portfolio the right to enter into a futures contract to purchase (in the case of a call option) or to sell (in the case of a put option) a particular currency at a specified price at any time during the period before the option expires. Options on foreign currency futures currently are available with respect to British pounds, German marks and Swiss francs. The Portfolios (except the Large Company Value Portfolio) may purchase options on foreign currency futures as a hedge against fluctuating currency values.

         OPTIONS ON FUTURES CONTRACTS. The Portfolios (except the International and Large Company Value Portfolios) may purchase and sell put and call options on interest rate futures contracts as a hedge against changes in interest rates and on foreign currency futures contracts as a hedge against fluctuating currency values, in lieu of purchasing and writing options directly on the underlying security or currency or purchasing and selling the underlying futures contracts.

         The purchase of an option on an interest rate futures contract will give the Portfolios the right to enter into a futures contract to purchase (in the case of a call option) or to enter into a futures contract to sell (in the case of a put option) a particular debt security at a specified exercise price at any time prior to the expiration date of the option. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus related transaction costs. A call option sold by a Portfolio exposes the Portfolio during the term of the option to the possible loss of an opportunity to realize appreciation in the market price of the underlying security or to the possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. In selling puts, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price. Options on interest rate futures contracts currently are available with respect to Treasury Bonds, Treasury Notes, and Eurodollars.


         OPTIONS ON INTEREST RATE FUTURES. Each Portfolio (except the International and Large Company Value Portfolios) may purchase a put option on an interest rate futures contract to hedge against a decline in the value of its portfolio securities as a result of rising interest rates. Each Portfolio may purchase a call option on an interest rate futures contract to hedge against the risk of an increase in the price of securities it intends to purchase resulting from declining interest rates. The Portfolios may sell put and call options on interest rates futures contracts as part of closing sale transactions to terminate its option positions.


         FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. As discussed above certain of the Portfolios may enter into futures contracts, options on futures contracts and foreign currency transactions. The Portfolios will enter into these transactions solely for the purpose of hedging against the effects of changes in the value of its portfolio securities or those it intends to purchase due to anticipated changes in interest rates and currency values, and not for the purpose of speculation.

         EQUITY SWAPS. The Convertible, LargeCap Growth, Emerging Countries, International, and International SmallCap Growth Portfolios may engage in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equities or an index) for a component of return on another non-equity or equity investment. Equity swap transactions may be volatile and may present the Portfolios with counter party risks.

         INTEREST RATE AND CURRENCY SWAPS. The Convertible, LargeCap Growth, Emerging Countries, and International SmallCap Growth Portfolios may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Portfolio and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Portfolio usually enters into such transactions on a "net" basis, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Portfolio enters into a swap on other than a net basis, or sells caps or floors, the Portfolio maintains a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

         A Portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Portfolio is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Portfolio are considered to be illiquid assets.

         SWAP OPTIONS. The Convertible, LargeCap Growth, Emerging Countries, and International SmallCap Growth Portfolios may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.


         OTHER INVESTMENT COMPANIES. Each Portfolio (except the MagnaCap Portfolio) may invest in other investment companies ("Underlying Funds") in accordance with the Portfolio's investment policies or restrictions. The 1940 Act provides that an investment company may not: (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Portfolios (except the MagnaCap Portfolio) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Portfolios. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also would bear its pro rata portions of each other investment company's advisory and operational expenses.


         LOAN PARTICIPATIONS. Each Portfolio (except the Large Company Value and International Portfolios) may invest in loan participations when the Adviser or Sub-Adviser believes such an investment is consistent with a Portfolio's investment objective. Loan participations entail the payment by a Portfolio of a sum to a U.S. bank or other domestic financial institution that has lent or will lend money to a U.S. corporation. In exchange for such payment, the bank agrees to pay to that Portfolio, to the extent it is received, a specified portion of the principal and interest in respect of such loan. A Portfolio has no contractual relationship with the borrower. Loan participations may be considered illiquid investments and may entail the credit risk of both the underlying borrower and the bank or financial institution that is the intermediary. Loan participations are typically unrated but the Adviser or Sub-Adviser will limit its investment in loan participations based upon its opinion of the quality of the investment and the Portfolio's general limitations with respect to lower rated investments.


         MORTGAGE-RELATED SECURITIES. The Portfolios (except the Financial Services, International and Large Company Value Portfolios) may invest their respective assets in certain types of mortgage-related securities. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

         A major governmental guarantor of pass-through certificates is the GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.


         The Portfolios (except the Financial Services, International and Large Company Value Portfolios) may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including GNMA, FNMA, and FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.


         The Portfolios (except the Financial Services, International and Large Company Value Portfolios) may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.


         It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Adviser may, consistent with the Portfolios' investment objectives, policies and restrictions, consider making investments in such new types of securities.

         The Portfolios (except the Financial Services, International and Large Company Value Portfolios) may also invest in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs"). The SmallCap Opportunities, Growth + Value, Research Enhanced Index, High Yield Bond, International Value, MagnaCap and Growth Opportunities Portfolios may invest up to 5% of its net assets in CMOs, IOs and POs when the Adviser or Sub-Adviser believes that such investments are consistent with the Portfolio's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the sources of funds used to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways.

         The aforementioned Portfolios may also invest in, among others, parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on a 10 class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. The determination of whether a particular Government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Adviser or Sub-Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.


         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.


         The Convertible, Emerging Countries, International SmallCap Growth, and LargeCap Growth Portfolios may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

         REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.


         RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in an illiquid security if the Adviser or Sub-Adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately its carrying value. Its illiquidity might prevent the sale of such a security at a time when the Adviser or Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.



         Each Portfolio may purchase restricted securities (i.e., securities the disposition of which may be subject to legal restrictions) and securities that may not be readily marketable. Because of the nature of these securities, a considerable period of time may elapse between the Portfolios' decision to dispose of these securities and the time when the Portfolios are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Portfolios pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Portfolios. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolios would be permitted to sell them. Thus, the Portfolios may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolios may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Portfolios at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Portfolios in good faith pursuant to procedures adopted by the Trust's Board of Trustees.


         Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase by certain institutional investors known as "qualified institutional buyers," without registering with the SEC. Under the Portfolios' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Portfolios may not invest more than 15% (5% for the Large Company Value Portfolio) of its net assets in illiquid securities, measured at the time of investment. Each Portfolio will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Portfolios are registered for sale.

         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements and dollar roll agreements, except that the Financial Services Portfolio may not enter either type of agreement and the Large Company Value and International Portfolios may not enter dollar roll agreements. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially identical securities may be repurchased. Under a reverse repurchase agreement or a dollar roll agreement, a Portfolio sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. The Portfolio does not account for dollar rolls as borrowing. At the time the Portfolio enters into a reverse repurchase agreement or a dollar roll agreement, it will establish and maintain a segregated account with its custodian containing cash, U.S. government securities, or other liquid assets from its portfolio having a value not less than the repurchase price (including accrued interest).

         While the use of reverse repurchase agreements and dollar roll agreements creates opportunities for increased income, the use of these agreements may involve the risk that the market value of the securities to be repurchased by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such decision. Dollar roll agreements may be treated as sales for tax purposes.


         LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the International and International Value Portfolios may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. The Emerging Countries and International SmallCap Growth Portfolios may lend up to 30% of total Portfolio assets to such entities. No lending may be made with any companies affiliated with the Investment Adviser. Loans of portfolio securities earn income for the Portfolios and are collateralized by cash or U.S. government securities. The Portfolios might experience a loss if the financial institution defaults on the loan.



         The borrower at all times during the loan must maintain with the lending Portfolio cash or cash equivalent collateral or provide to that Portfolio an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Portfolio must terminate the loan and vote the securities. Alternatively, the lending Portfolio may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any interest or distributions paid on such securities. Each Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Portfolio or the borrower at any time. Each lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.



         U.S. GOVERNMENT SECURITIES. The Portfolios may invest in U.S. Government securities which include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.



         INITIAL PUBLIC OFFERINGS. Certain portfolios, including the MidCap Opportunities and SmallCap Opportunities Portfolios, may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.



         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.



         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.



         The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance.



         There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.


         TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS. Each Portfolio's assets may be invested in certain short-term, high-quality debt instruments (and, in the case of the Financial Services Portfolio, investment grade debt instruments) and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Portfolio to meet redemption requests; and (iv) for temporary defensive purposes. A Portfolio for which the investment objective is capital appreciation may also invest in such securities if the Portfolio's assets are insufficient for effective investment in equities.

         Although it is expected that each Portfolio will normally be invested consistent with its objectives and policies, the short-term instruments in which a Portfolio may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements.


                     RISK FACTORS AND SPECIAL CONSIDERATIONS


         BORROWING. The Convertible, Emerging Countries, and International SmallCap Growth Portfolios may borrow for temporary emergency purposes up to 20% of the value of the respective Portfolio's total assets at the time of the borrowing. The Portfolios may borrow money from banks only if immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If the asset coverage is not maintained, the Portfolio will take prompt action to reduce its borrowings as required by applicable law.

         The SmallCap Opportunities, Growth + Value, Research Enhanced Index, High Yield Bond, International Value, MagnaCap and Growth Opportunities Portfolios may each borrow in accordance with the provisions provided under their respective "Investment Restrictions" section.

         As a temporary measure for extraordinary or emergency purposes the Large Company Value Portfolio may borrow money from a bank not is excess of the lesser of: (a) 5% of the gross assets of the Portfolio at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Portfolio taken at cost.

         For temporary emergency purposes, the International Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time of the borrowing. For the purpose of leveraging, the International Portfolio may borrow money from banks only if immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the International Portfolio's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

         The Financial Services Portfolio may borrow, only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions.

         Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.

         When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         FUTURES CONTRACTS AND RELATED OPTIONS. A Portfolio will not use leverage when it enters into long futures contracts or related options. For each long position that a Portfolio enters into, it will segregate cash or cash equivalents having a value equal to the market value of the contract as collateral with the custodian of the Portfolio. A Portfolio will not enter into futures contracts and related options if as a result the aggregate of the initial margin deposits on a Portfolio's existing futures and premiums paid for unexpired options exceeds 5% of the fair market value of that Portfolio's assets.


         Using futures contracts and related options involves certain risks, including (1) the risk of imperfect correlation between fluctuations in the value of a futures contract and the portfolio security that is being hedged; (2) the risk that a Portfolio may underperform a fund that does not make use of these instruments; (3) the risk that no active market will be available to offset a position; and (4) the risk that the Adviser or Sub-Adviser will not be able to predict correctly movements in the direction of the interest rate and foreign currency markets. Loss from futures transactions is potentially unlimited.


         Certain exchanges on which futures are traded may establish daily limits in the amount that the price of a futures or related option contract may fluctuate from the previous day's settlement price. When a daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. If a daily limit were reached, a Portfolio might be prevented from liquidating unfavorable positions and thus incur losses. In certain situations, a Portfolio might be unable to close a position and might also have to make daily cash payments of variation margin.

         SWAPS. In connection with swap transactions, a Portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Portfolio might be unable to obtain its expected benefit. In addition, while each Portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Portfolio's ability to enter into other transactions at a time when doing so might be advantageous.

         SECURITIES LENDING. There is a risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. The Portfolios may lend portfolio securities to broker-dealers or other institutional borrowers in accordance with their respective fundamental policies but only when the borrower pledges cash collateral to the Portfolio and agrees to maintain such with the Portfolios' custodian so that it amounts at all times to at least 100% of the value of the securities loaned. Furthermore, each Portfolio may terminate its loans at any time, and must receive compensation that, in total and in whatever form, is equivalent to the sum of reasonable interest on the collateral as well as dividends, interest, or other distributions paid on the security during the loan period. The loan agreement shall not reduce the risk of loss or opportunity for gain by the Portfolio on the securities transferred pursuant to the agreement. Upon expiration of the loan, the borrower of the securities will be obligated to return to that Portfolio the same number and kind of securities as those loaned together with any applicable duly executed stock powers and the Portfolios must be permitted to exercise all voting rights, if there are any, with respect to the securities lent. The Portfolios may pay reasonable fees in connection with the loan, including reasonable fees to the Portfolios' custodian for its services.


         SHORT SALES AND "SHORT SALES AGAINST THE BOX". Each Portfolio (except the Convertible, Emerging Countries, Financial Services, International, Large Company Value, LargeCap Growth, and MagnaCap Portfolios) may make "short sales against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short.


         STOCK INDEX OPTIONS. The Portfolios may purchase options to hedge against risks of broad price movements in the equity markets that in some market environments may correlate more closely with movements in the value of lower rated bonds than to changes in interest rates. When a Portfolio sells an option on a stock index, it will have to establish a segregated account with its custodian in which the Portfolio will deposit cash or other liquid assets or a combination of both in an amount equal to the market value of the option, measured on a daily basis, and will have to maintain the account while the option is open. For some options, no liquid secondary market may exist or the market may cease to exist.


         ZERO COUPON, STEP COUPON AND PIK BONDS. The Portfolios (except the Large Company Value, LargeCap Growth, Financial Services, Emerging Countries and International Portfolios) may invest their assets in any combination of zero coupon bonds, step coupon bonds and bonds on which interest is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest currently for its entire life. Step coupon bonds frequently do not entitle the holder to any periodic payments of interest for some initial period after the issuance of the obligation; thereafter, step coupon bonds pay interest for fixed periods of time at particular interest rates (a "step coupon bond"). In the case of a zero coupon bond, the nonpayment of interest on a current basis may result from the bond having no stated interest rate, in which case the bond pays only principal at maturity and is initially issued at a discount from the face value. Alternatively, a zero coupon obligation may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of a zero coupon or step coupon bond is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond's life or payment deferral period. PIK bonds are obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Portfolio generally will accrue income on such investments for tax and accounting purposes, which would be distributed to the shareholder (Variable Account) from available cash or liquidated assets. See also "Dividends and Distributions" and "Federal Income Tax Status." The market prices of zero coupon, step coupon and PIK bonds are more volatile than the market prices of securities that pay interest periodically in cash, and are likely to respond to changes in interest rates to a greater degree than do bonds that have similar maturities and credit quality on which regular cash payments of interest are being made.

         RISKS OF INTERNATIONAL INVESTING. Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries, there may be the possibility of expropriation or confiscatory taxation limitations on liquidity of securities of political or economic developments that could affect the foreign investments of the Portfolio. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Portfolio than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Portfolio.

         EMERGING MARKETS AND RELATED RISKS. The International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Sub-Adviser is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries of the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the International Value Portfolio expects to expand and diversify further the countries in which it invests.

         Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio.


         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.


         Emerging securities markets typically have substantially less trading volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Portfolio desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Portfolio to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Portfolio incurring additional costs and delays in the transportation and custody of such securities.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

         The Adviser, and the Sub-Advisers in the case of the Growth + Value Portfolio, International Value Portfolio, Research Enhanced Index Portfolio, and International SmallCap Growth Portfolio, place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of each Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Advisers, but only with respect to the Growth + Value Portfolio, International Value Portfolio and Research Enhanced Index Portfolio. It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolios although the Adviser may place orders with broker-dealers that have sold shares of the Portfolios or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

         In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolios. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Advisers it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolios and their shareholders.

         Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.


         In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.


         During the fiscal years ended December 31, 2001, 2000 and 1999, respectively, each of the Portfolios listed below paid total brokerage commissions indicated.

           BROKERAGE COMMISSIONS PAID DURING MOST RECENT FISCAL YEARS


                                                                     2001              2000            1999
                                                                     ----              ----            ----
SmallCap Opportunities Portfolio..............................     $369,574          $233,357         $103,063
Growth + Value Portfolio......................................     $251,871          $123,839         $ 60,068
International Value Portfolio.................................     $ 31,138          $ 71,177         $ 42,879
Research Enhanced Index Portfolio.............................     $ 34,681          $ 16,698         $ 17,217
High Yield Bond Portfolio.....................................        ---            $  2,346         $    146
MagnaCap Portfolio(1).........................................     $ 12,392          $  1,521            ---
Growth Opportunities Portfolio(2).............................     $ 55,301          $ 10,148            ---
MidCap Opportunities Portfolio(3).............................     $ 27,997          $  3,040            ---
Convertible Portfolio(4)......................................     $     32             ---              ---
Large Company Value(5)........................................     $    849             ---              ---
LargeCap Growth Portfolio(6)..................................     $  3,301             ---              ---
International SmallCap Growth Portfolio(7)....................        ---               ---              ---
International Portfolio(7)....................................        ---               ---              ---
Emerging Countries Portfolio(7)...............................        ---               ---              ---
Financial Services Portfolio(7)...............................        ---               ---              ---



------------------------
(1)  Portfolio did not begin operations until May 8, 2000.
(2)  Portfolio did not begin operations until May 3, 2000.
(3)  Portfolio did not begin operations until May 5, 2000.
(4)  Portfolio did not begin operations until August 20, 2001.
(5) Portfolio did not begin operations until July 31, 2001. This Portfolio was called the Growth and Income Portfolio.
(6)  Portfolio did not begin operations until August 2, 2001.
(7) As of the date of this SAI, this Portfolio had not yet commenced operations.


                               PORTFOLIO TURNOVER


         A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. Each Portfolio's historical turnover rates are included in the Financial Highlights tables in the prospectus.


                    SERVICES OF THE ADVISER AND ADMINISTRATOR

         Pursuant to an Investment Advisory Agreement with the Trust, ING Investments acts as the investment adviser to each Portfolio. The ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of each of the Portfolio's portfolio, subject to delegation of certain responsibilities to Sub-Adviser for the Growth + Value Portfolio, the Sub-Adviser for the International Value Portfolio, the Sub-Adviser for the Research Enhanced Index Portfolio, and the Sub-Adviser for the International Smallcap Growth Portfolio, is responsible for furnishing continuous investment supervision to the Portfolios and is responsible for the management of the Portfolios.


         ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of March 31, 2001, the Adviser had assets under management of over $36.2 billion. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking and asset management. Headquartered in Amsterdam, it conducts business in more than 65 countries, and has almost 100,000 employees. ING Group seeks to provide a full range of integrated financial services to private, corporate, and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


         On March 1, 2002, the name of the Adviser changed from ING Pilgrim Investments, LLC to ING Investments, LLC. On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC


         ING Investments charges each of the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios, a fee at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each of these Portfolios, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each of these Portfolios, in excess of $1 billion.

         ING Investments charges the International Value Portfolio a fee at the annual rate of 1.00% of aggregate average daily net assets of this Portfolio.

         ING Investments charges the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio a fee at the annual rate of 0.75% of aggregate average daily net assets of those Portfolios.

         ING Investments charges the International SmallCap Growth, International and Emerging Countries Portfolios a fee of the annual rate of 1.00% of aggregate average daily net assets of those Portfolios.

         ING Investments charges the Large Company Value, LargeCap Growth, Financial Services and Convertible Portfolios a fee at the annual rate of 0.75% of aggregate average daily net assets of those Portfolios.

         The Investment Advisory Agreement for the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994, and by the sole Shareholder of the SmallCap Opportunities, Growth + Value, Research Enhanced Index, and High Yield Bond Portfolios on April 15, 1994. The Investment Advisory Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the SmallCap Opportunities, Growth + Value, Research Enhanced Index, and High Yield Bond Portfolios as defined in the 1940 Act.

         The Investment Advisory Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997, and by the sole Shareholder of the International Value Portfolio on April 30, 1997. The Investment Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the International Value Portfolio, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the International Value Portfolio as defined in the 1940 Act.

         The Investment Advisory Agreement for the MagnaCap Portfolio, the Growth Opportunities Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000, and by the sole Shareholder of these Portfolios on April 28, 2000. The Investment Advisory Agreement became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.


         The Investment Advisory Agreement for the International SmallCap Growth, International, Emerging Countries, Large Company Value (formerly called the Growth and Income Portfolio), LargeCap Growth, Financial

Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001, and by the sole Shareholder of these Portfolios on April 30, 2001. The Investment Advisory Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.


         After an initial two year term, each Investment Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.



         Any Investment Advisory Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



         In connection with their deliberations relating to each Portfolio's current Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Trustees considered information that had been provided by ING Investments and the Sub-Advisers to the Portfolios that engage them. In considering the Investment Advisory Agreements and Sub-Advisory Agreements, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Advisory Agreement included, but were not limited to, the following: (1) the performance of the Portfolios; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Advisory Agreements in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expense ratio of each Portfolio. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



         The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the performance of the Portfolios; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board of Trustees also considered the advisory fee retained by ING Investments for its services to sub-advised Portfolios.



         In reviewing the terms of each Investment Advisory Agreement and each Sub-Advisory Agreement and in discussions with the Adviser concerning such Investment Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Advisory Agreements and Sub-Advisory Agreements are in the interests of the Portfolios and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Advisory Agreements and Sub-Advisory Agreements.



         ING Funds Services, LLC ("Administrator") (formerly ING Pilgrim Group,
LLC) serves as administrator for the Portfolios pursuant to an Administrative Services Agreement with the Portfolios. Prior to November 1, 1999, Northstar Administrators Corporation provided administrative services to the Trust. However, as a result of the acquisition of Pilgrim Capital Corporation by ReliaStar, Northstar Administrators Corporation was merged with Pilgrim Group, Inc. The Administrator is an affiliate of the Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board of Trustees, the

Administrator provides the overall business management and administrative services necessary to the proper conduct of the Portfolios' business, except for those services performed by the Portfolios' Adviser under the Investment Advisory Agreements, and the custodian and accounting agent for the Portfolios under the Custodian Agreement.

         The Administrator acts as liaison among these service providers to the Portfolios. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and for monitoring the Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

         The Administrator's fee is accrued daily against the value of each Portfolio's net assets and is payable by each Portfolio monthly. The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.

         The Administrative Services Agreement for the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994 and became effective on May 2, 1994. This Agreement continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

         The Administrative Services Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997. The Administrative Services Agreement for the International Value Portfolio became effective on May 1, 1997, and continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.


         The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000. The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.



         The Administrative Services Agreement for the International SmallCap Growth, International, Emerging Countries, Large Company Value (formerly named Growth and Income), LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001. The Administrative Services Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

         During the fiscal years ended December 31, 2001, 2000 and 1999, the Portfolios paid the Adviser and Administrator the following investment advisory and administrative fees, respectively.


                                                      Advisory Fees                         Administrative Fees
                                          ------------------------------------    -------------------------------------
                                             2001        2000           1999         2001          2000          1999
                                             ----        ----           ----         ----          ----          ----
SmallCap Opportunities Portfolio(1)       $815,899    $874,430        $269,393    $108,786      $116,972        $35,919
Growth + Value Portfolio(2)               $788,331    $998,570        $406,374    $105,111      $133,964        $54,183
International Value Portfolio(3)          $284,659    $259,667        $180,408    $  28,466     $ 26,148        $18,041
Research Enhanced Index Portfolio(4)      $151,448    $205,302        $150,965    $  20,193     $ 26,648        $21,231
High Yield Bond Portfolio(5)              $ 83,717    $100,603        $148,822    $  11,162     $  9,532        $19,843
MagnaCap Portfolio(6)(7)                  $ 25,988    $  3,420           N/A      $   3,465     $    348          N/A
Growth Opportunities Portfolio(8)(9)      $ 56,460    $ 17,042           N/A      $   7,528     $  2,385          N/A
MidCap Opportunities Portfolio(10)(11)    $ 21,825    $  4,593           N/A      $   2,910     $    559          N/A
Convertible Portfolio(12)(13)             $  1,552       N/A             N/A      $     207        N/A            N/A
Large Company Value(14)(15)               $  1,614       N/A             N/A      $     215        N/A            N/A
LargeCap Growth Portfolio(16)(17)         $  1,976       N/A             N/A      $     264        N/A            N/A
International SmallCap Growth                 --          --             --            --           --             --
   Portfolio(18)
International Portfolio(18)                   --          --             --            --           --             --
Emerging Countries Portfolio(18)              --          --             --            --           --             --
Financial Services Portfolio(18)              --          --             --            --           --             --



----------
(1) Does not reflect expense reimbursements, respectively, of $285,870, $95,063 and $68,278.
(2) Does not reflect expense reimbursements, respectively, of $385,719, $172,454 and $89,668.
(3) Does not reflect expense reimbursements, respectively, of $150,342, $113,480 and $93,862.
(4) Does not reflect expense reimbursements, respectively, of $145,482, $74,026 and $77,764.
(5) Does not reflect expense reimbursements, respectively, of $53,283, $44,609 and $61,195.
(6)  Commenced operations on May 8, 2000.
(7) Does not reflect expense reimbursements, respectively, of $29,999 and $24,050.
(8)  Commenced operations on May 3, 2000.
(9) Does not reflect expense reimbursements, respectively, of $76,892 and of $29,113.
(10) Commenced operations on May 5, 2000.
(11) Does not reflect expense reimbursements, respectively, of $54,998 and of $29,939.
(12) Commenced operations on August 20, 2001.
(13) Does not reflect expense reimbursements of $12,992.
(14) Commenced operations on July 31, 2001. This Portfolio formerly was named the Growth and Income Portfolio.
(15) Does not reflect expense reimbursements of $16,148.
(16) Commenced operations on August 2, 2001.
(17) Does not reflect expense reimbursements, respectively, of $16,145.
(18) As of the date of this SAI, this Portfolio had not yet commenced operations.



EXPENSE LIMITATION AGREEMENTS



         The Adviser has entered into an expense limitation agreement with the Trust on behalf of the following Portfolios, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser) do not exceed:



PORTFOLIO                                                 CLASS R             CLASS S
----------                                                -------             -------
SmallCap Opportunities Portfolio                           0.90%               1.10%
MidCap Opportunities Portfolio                             0.90%               1.10%
Growth Opportunities Portfolio                             0.90%               1.10%
Research Enhanced Index Portfolio                          0.90%               1.10%
Growth + Value Portfolio                                   0.80%               1.00%
MagnaCap Portfolio                                         0.90%               1.10%
International Value Portfolio                              1.00%               1.20%
High Yield Bond Portfolio                                  0.80%               1.00%
International Small Cap Growth Portfolio                    N/A                1.35%
International Portfolio                                     N/A                1.25%
Emerging Countries Portfolio                                N/A                1.35%
Large Company Value Portfolio (formerly                     N/A                1.10%
called the Growth and Income Portfolio)
LargeCap Growth Portfolio                                   N/A                1.10%
Financial Services Portfolio                                N/A                1.10%
Convertible Portfolio                                       N/A                1.10%



         Each Portfolio will at a later date reimburse the Adviser for management fees waived or reduced and other expenses assumed by the Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.



         The expense limitation agreement provides that these expense limitations shall continue until December 31, 2001. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice to the Trust of the termination of the agreement at least 30 days prior to the end of the then-current term or upon termination of the Investment Management Agreement. The expense limitation agreement also may be terminated by the Trust, without payment of any penalty, upon 90 days' prior written notice to the Adviser at its principal place of business.



SHAREHOLDER SERVICES PLAN


         Effective May 1, 2001, Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, the Administrator is entitled to use proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries ("Shareholder Service Providers") for providing services to shareholders relating to Class S shares, including Variable Contract Owners with interests in the Portfolios.


         These payments may be used to pay for services ("Services") including, but not limited to: teleservicing support in connection with the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract Owners' votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Administrator as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract Owners' interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract Owners participating in the Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.


         Under the terms of the Plan, each Portfolio makes payments to the Administrator at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to its Class S shares. The expense of the Plan is borne solely by the Class S shares of each Portfolio.

         The Plan has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board of Trustees, including the Independent Trustees. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Trustees on 60 days' written notice.

         Any material amendments to the Plan must be approved by the Independent Trustees.

         From May 1, 2001 to December 31, 2001, the following fees were paid under the Plan.


                                             SHAREHOLDER SERVICES PLAN
                                             -------------------------
                                                       2001
                                                       ----
SmallCap Opportunities Portfolio(1)                   $11,105
Growth + Value Portfolio(2)                             ---
International Value Portfolio(2)                        ---
Research Enhanced Index Portfolio(2)                    ---
High Yield Bond Portfolio(2)                            ---
MagnaCap Portfolio(1)                                 $ 4,412
Growth Opportunities Portfolio(1)                     $ 3,493
MidCap Opportunities Portfolio(1)                     $   703
International SmallCap Growth                           ---
Portfolio(2)
International Portfolio(2)                              ---
Emerging Countries Portfolio(2)                         ---
Large Company Value Portfolio (formerly               $   538
named the Growth and Income
Portfolio)(3)
LargeCap Growth Portfolio(4)                          $   659
Financial Services Portfolio(2)                         ---
Convertible Portfolio(5)                              $   517



----------
(1) Class S shares of this Portfolio did not begin operations until May 8, 2001.
(2) As of the date of this SAI, the Class S shares of this Portfolio had not yet commenced operations. (3) Class S shares of this Portfolio did not begin operations until July 31, 2001. (4) Class S shares of this Portfolio did not begin operations until August 2, 2001. (5) Class S shares of this Portfolio did not begin operations until August 20, 2001.



                          SERVICES OF THE SUB-ADVISERS

         Pursuant to a Sub-Advisory Agreement between ING Investments and Navellier, dated November 1, 1998, Navellier serves as Sub-Adviser to the Growth + Value Portfolio. In this capacity, Navellier, subject to the supervision and control of ING Investments and the Trustees of the Growth + Value Portfolio, manages the Growth + Value Portfolio's investments, consistently with the Growth + Value Portfolio's investment objective, and executes any of the Growth + Value Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments pays the Sub-Adviser at the annual rate of 0.35% of the average daily net assets of the Growth + Value Portfolio. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is 1 East Liberty, Third Floor, Reno, NV 89301. The Sub-Advisory Agreement was initially approved by the Trustees of the Growth + Value Portfolio on December 1, 1995, and by vote of shareholders of the Growth + Value Portfolio on January 31, 1996. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Sub-Adviser, the Trustees of the Growth + Value Portfolio or the shareholders on not more than 60 nor less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the Growth + Value Portfolio, or the vote of a majority of the outstanding voting securities of the Growth + Value

Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of Growth + Value Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

         Pursuant to a Sub-Advisory Agreement between ING Investments and Brandes, dated July 24, 1997, Brandes acts as Sub-Adviser to the International Value Portfolio. In this capacity, Brandes, subject to the supervision and control of ING Investments and the Trustees of the International Value Portfolio, manages the International Value Portfolio's investments, consistently with International Value Portfolio's investment objective, and executes any of the International Value Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments pays Brandes at the annual rate of 0.50% of the average daily net assets of the International Value Portfolio. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes. The Sub-Advisory Agreement for the International Value Portfolio was approved by the Trustees of the International Value Portfolio on April 24, 1997. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, Brandes, the Trustees of the International Value Portfolio, or the shareholders of the International Value Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement, will remain in effect for two years, and will thereafter continue in effect from year to year, subject to the annual approval of the Trustees of the International Value Portfolio, or the vote of a majority of the outstanding voting securities of the International Value Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the International Value Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.


         Pursuant to a Sub-Advisory Agreement between ING Investments and Aeltus dated August 1, 2001, Aeltus acts as Sub-Adviser to the Research Enhanced Index Portfolio. In this capacity, Aeltus, subject to the supervision and control of ING Investments and the Trustees, on behalf of the Portfolio, manages the Portfolio's investments consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group. The Sub-Advisory Agreement for the Research Enhanced Index Portfolio was last approved by the Trustees of the Research Enhanced Index Portfolio, on behalf of the Research Enhanced Index Portfolio on September 1, 2001. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees of the Research Enhanced Index Portfolio, Aeltus, or the shareholders of the Research Enhanced Index Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Research Enhanced Index Portfolio, or the vote of a majority of the outstanding voting securities of the Research Enhanced Index Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Research Enhanced Index Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



         Former Sub-Adviser for Research Enhanced Index Portfolio, J.P. Morgan Investment Management ("J.P. Morgan") served as Sub-Adviser to the Research Enhanced Index Portfolio through July 2001. For the fiscal year ended December 31, 2000, the Adviser paid portfolio management fees to J.P. Morgan of $58,779. For the fiscal period from April 30, 1999 to December 31, 1999, the Adviser paid portfolio management fees to J.P. Morgan of $32, 985. The J.P. Morgan Sub-Advisory Agreement for the Research Enhanced Index Portfolio was approved by the Trustees of the Research Enhanced Index Portfolio, on behalf of the Research Enhanced Index Portfolio on January 22, 1999. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees of the Research Enhanced Index Portfolio, or the shareholders of the Research Enhanced Index Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the Research Enhanced Index Portfolio, or the vote of a majority of the outstanding voting securities of the Research Enhanced Index Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Research Enhanced Index Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

         Pursuant to a Sub-Advisory Agreement between ING Investments and NACM dated April 30, 2001, NACM acts as Sub-Adviser to the International SmallCap Growth Portfolio. In this capacity, subject to the supervision and control of ING Investments and the Trustees of the International SmallCap Growth Portfolio, NACM manages the International SmallCap Growth's investments, consistent with the International SmallCap Growth's investment objectives, and executes any of the International SmallCap Growth's policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments will pay NACM at the following annual rates: 1.00% of the Portfolio's average net assets.

         During the fiscal years ended December 31, 2001, 2000 and 1999, the Portfolios paid the Sub-Advisers the following Sub-Advisory fees respectively.



                                                                                   Sub-Advisory Fees
                                                                   ---------------------------------------------
                                                                      2001               2000             1999
                                                                      ----               ----             ----
Growth + Value Portfolio.............................               $367,888           $466,408         $177,138
International Value Portfolio........................                      0(1)        $      0(1)      $      0(1)
Research Enhanced Index Portfolio(2).................               $ 42,203           $ 58,779         $ 32,985
International SmallCap Growth Portfolio(3)...........                  ---               ---              ---



----------
(1) Brandes has agreed to waive all compensation until the Portfolio's net assets exceed $50 million.
(2) J.P. Morgan sub-advised the Research Enhanced Index Portfolio from April 30, 1999 through August 2001; after which time Aeltus became the sub-adviser.
(3) As of the date of this SAI, this Portfolio had not yet commenced operations.


                                 NET ASSET VALUE

         The net asset value ("NAV") per share of each Portfolio will be determined at the close of the general trading session of the New York Stock Exchange (the "Exchange"), on each business day the Exchange is open. The Exchange is scheduled to be closed on New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The NAV per share of each Portfolio is computed by dividing the value of such Portfolio's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) by the number of shares of the Portfolio outstanding. See the Trust's current Prospectus for more information.


                PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS

         ING Funds Distributor, Inc. ("Distributor"), a Delaware corporation, which is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as the Trust's Distributor pursuant to a Distribution Agreement with the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and the offering is continuous.

         For information on purchases and redemptions of shares, see "Purchase of Shares" and "Redemption of Shares" in the Trust's Prospectus. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of their shares.

         Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAV per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

         Variable Contract Owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios.

         The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by the insurance company to such Portfolio will be invested in the fixed account portfolio or any successor to such Portfolio.

                           DIVIDENDS AND DISTRIBUTIONS

         All Portfolios (except the High Yield Bond Portfolio) declare and pay dividends quarterly. (The High Yield Bond Portfolio declares dividends daily and pays dividends quarterly). Any net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Portfolio will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently.

                            FEDERAL INCOME TAX STATUS


         Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.



         To qualify for treatment as a regulated investment company, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio 's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).



         Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:



         o   98% of the Portfolio's ordinary income for the calendar year;
         o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short- term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and
         o any undistributed ordinary income or capital gain net income for the prior year.

         The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.



         Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.



         The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.



         In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.



         The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.


         If a Portfolio invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Portfolio's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Portfolio actually receives any distributions from the PFIC, investors in the Portfolio would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the

Portfolio's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

         Certain requirements relating to the qualification of a Portfolio as a regulated investment company under the Code may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts. In addition, certain Portfolio investments may generate income for tax purposes that must be distributed even though cash representing such income is not received until a later period. To meet its distribution requirement the Portfolio may in those circumstances be forced to raise cash by other means, including borrowing or disposing of assets at a time when it may not otherwise be advantageous to do so.

MANAGEMENT OF THE TRUST

         Set forth in the table below is information about each Trustee of the Trust.


-----------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE AND                                          NUMBER OF
                              POSITION(S)    LENGTH OF                                      PORTFOLIOS IN FUND  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD WITH THE     TIME      PRINCIPAL OCCUPATION(S) DURING      COMPLEX OVERSEEN        HELD BY
                                TRUST        SERVED(1)         THE PAST 5 YEARS                 BY TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                Trustee      10-29-99     Retired.  Mr. Doherty was formerly         106        Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                to Present   President and Partner, Doherty,                       Trustee of the GCG
Scottsdale, Arizona 85258                                Wallace, Pillsbury and Murphy,                        Trust (February
Age:  67                                                 P.C., Attorneys (1996 to 2001);                       2002 to present).
                                                         Director of Tambrands, Inc.
                                                         (1993 to 1998); and Trustee of each
                                                         of the funds managed by Northstar
                                                         Investment Management Corporation
                                                         (1993 to 1999).
-----------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY              Trustee     2-22-02       President and Chief Executive Officer      106        Mr. Earley is a
7337 E. Doubletree Ranch Rd.               to Present    of Bankers Trust Company, N.A.                        Trustee of the GCG
Scottsdale, Arizona 85258                                (1992 to present).                                    Trust (1997 to
Age:  56                                                                                                       present).
-----------------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN          Trustee     2-22-02       President of the College of New Jersey     106        Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.               to Present    (1999 to present); Executive Vice                     Trustee of the GCG
Scottsdale, Arizona 85258                                President and Provost at Drake                        Trust (1997 to
Age:  53                                                 University (1992 to 1998).                            present).
-----------------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                  Trustee     10-29-99      Retired.  Mr. May was formerly Managing    106        Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.               to Present    Director and Director of Marketing for                the GCG Trust
Scottsdale, Arizona 85258                                Piper Jaffray, Inc., an investment                    (February 2002 to
Age:  65                                                 banking/underwriting firm.  Mr. May was               present) and the Best
                                                         formerly a Trustee of each of the                     Prep Charity (1991
                                                         funds managed by Northstar Investment                 to present).
                                                         Management Corporation (1996 to 1999).
-----------------------------------------------------------------------------------------------------------------------------------


----------
(1) Directors/Trustees serve until their successors are duly elected and qualified.
                                       45

-----------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE AND                                          NUMBER OF
                              POSITION(S)    LENGTH OF                                      PORTFOLIOS IN FUND  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD WITH THE     TIME      PRINCIPAL OCCUPATION(S) DURING      COMPLEX OVERSEEN        HELD BY
                                TRUST        SERVED(1)         THE PAST 5 YEARS                 BY TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                    Trustee     8-28-95       Private Investor.  Mr. Patton was          106        Mr. Patton is a
7337 E. Doubletree Ranch Rd.               to Present    formerly a Director and Chief Executive               Trustee of the GCG
Scottsdale, Arizona 85258                                Officer of Rainbow Multimedia Group, Inc.             Trust (February 2002
Age:  56                                                 (January 1999 to December 2001); Director             to present).  He is
                                                         of Stuart Entertainment, Inc.; Director               also Director of
                                                         of Artisoft, Inc. (1994 to 1998);                     Hypercom, Inc. and
                                                         President and co-owner of StockVal, Inc.              JDA Software Group,
                                                         (November 1992 to June 1997) and a                    Inc. (January 1999
                                                         Partner and Director of the law firm of               to present); National
                                                         Streich, Lang P.A. (1972 to 1993).                    Airlines, Inc.; and
                                                                                                               BG Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM              Trustee     10-29-99      President and Director of F.L.             106        Mr. Putnam is a
7337 E. Doubletree Ranch Rd.               to Present    Putnam Securities Company, Inc.                       Trustee of  the GCG
Scottsdale, Arizona 85258                                and its affiliates.  Mr. Putnam is                    Trust (February 2002
Age:  62                                                 also President, Secretary and Trustee                 to present).
                                                         of The Principled Equity Market Fund.                 He is also a
                                                         Mr. Putnam was formerly a Director/                   Director of F.L.
                                                         Trustee of Trust Realty Corp.,                        Putnam Securities
                                                         Anchor Investment Trust, Bow Ridge                    Company, Inc. (June
                                                         Mining Co., and each of the funds                     1978 to present);
                                                         managed by Northstar Investment                       F.L. Putnam
                                                         Management Corporation (1994 to 1999).                Investment Management
                                                                                                               Company (December
                                                                                                               2001 to present);
                                                                                                               Asian American Bank
                                                                                                               and Trust Company
                                                                                                               (June 1992 to
                                                                                                               present); and Notre
                                                                                                               Dame Health Care
                                                                                                               Center (1991 to
                                                                                                               present). He is also
                                                                                                               a Trustee of The
                                                                                                               Principled Equity
                                                                                                               Market Fund
                                                                                                               (November 1996 to
                                                                                                               present); Progressive
                                                                                                               Capital Accumulation
                                                                                                               Trust (August 1998 to
                                                                                                               present); Anchor
                                                                                                               International Bond
                                                                                                               Trust (December 2000
                                                                                                               to present); F.L.
                                                                                                               Putnam Foundation
                                                                                                               (December 2000 to
                                                                                                               present); Mercy
                                                                                                               Endowment Foundation
                                                                                                               (1995 to present);
                                                                                                               and an Honorary
                                                                                                               Trustee of Mercy
                                                                                                               Hospital (1973 to
                                                                                                               present).
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE AND                                          NUMBER OF
                              POSITION(S)    LENGTH OF                                      PORTFOLIOS IN FUND  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD WITH THE     TIME      PRINCIPAL OCCUPATION(S) DURING      COMPLEX OVERSEEN        HELD BY
                                TRUST        SERVED(1)         THE PAST 5 YEARS                 BY TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                Trustee     2-26-01       General Partner of Huntington Partners,    106        Mr. Rieke is a
7337 E. Doubletree Ranch Rd.               to Present    an investment partnership (1997 to                    Trustee of the GCG
Scottsdale, Arizona 85258                                present).  Mr. Rieke was formerly                     Trust (February 2002
Age:  68                                                 Chairman and Chief Executive Officer of               to present) and the
                                                         Firstar Trust Company (1973 to 1996).                 Morgan Chase Trust
                                                         Mr. Rieke was formerly the Chairman of                Co. (January 1998
                                                         the Board and a Trustee of each of the                to present).
                                                         funds managed by ING Investment
                                                         Management Co. LLC (1998 to 2001).
-----------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT               Trustee     2-22-02       President of Springwell Corporation, a      106        Mr. Vincent is a
7337 E. Doubletree Ranch Rd.               to Present    corporate advisory firm (1989 to                      Trustee of the GCG
Scottsdale, Arizona 85258                                present).  Mr. Vincent was formerly a                 Trust (1994 to
Age: 56                                                  Director of Tatham Offshore, Inc. (1996               present). Mr. Vincent
                                                         to 2000) and Petrolane, Inc. (1993 to                 also is a Director
                                                         1995).                                                of AmeriGas Propane,
                                                                                                               Inc. (1998 to
                                                                                                               present).
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER           Trustee     2-26-01       Vice President - Finance and               106        Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.               to Present    Administration - of the Channel                       Trustee of the GCG
Scottsdale, Arizona 85258                                Corporation, an importer of specialty                 Trust (February 2002
Age:  65                                                 alloy aluminum products (1996 to                      to present) and
                                                         present).  Mr. Wedemeyer was formerly                 Touchstone Consulting
                                                         Vice President - Finance and                          Group (1997 to
                                                         Administration - of Performance                       present).
                                                         Advantage, Inc., a provider of training
                                                         and consultation services (1992 to 1996)
                                                         and Vice President, Operations and
                                                         Administration, of Jim Henson Productions
                                                         (1979 to 1997).  Mr. Wedemeyer was
                                                         formerly a Trustee of First Choice Funds
                                                         (1997 to 2001).  Mr. Wedemeyer was also a
                                                         Trustee of each of the funds managed by
                                                         ING Investment Management Co. LLC (1998
                                                         to 2001).
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE AND                                          NUMBER OF
                              POSITION(S)    LENGTH OF                                      PORTFOLIOS IN FUND  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD WITH THE     TIME      PRINCIPAL OCCUPATION(S) DURING      COMPLEX OVERSEEN        HELD BY
                                TRUST        SERVED(1)         THE PAST 5 YEARS                 BY TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED
PERSONS"
-----------------------------------------------------------------------------------------------------------------------------------
R. GLENN HILLIARD(2)           Trustee     2-26-02       Chairman and CEO of ING Americas and a     106        Mr. Hilliard is a
ING Americas                               to Present    member of ING Americas' Executive                     Trustee of the GCG
5780 Powers Ferry Road, NW                               Committee (1999 to present). Mr.                      Trust (February 2002
Atlanta, GA 30327                                        Hilliard was formerly Chairman                        to present). Mr.
Age:  59                                                 and CEO of ING North America,                         Hilliard also serves
                                                         encompassing the U.S., Mexico and                     as a member of the
                                                         Canada regions (1994 to 1999).                        Board of Directors of
                                                                                                               the Clemson
                                                                                                               University
                                                                                                               Foundation, the Board
                                                                                                               of Councilors for the
                                                                                                               Carter Center, a
                                                                                                               Trustee of the
                                                                                                               Woodruff Arts Center
                                                                                                               and sits on the
                                                                                                               Board of Directors
                                                                                                               for the High Museum
                                                                                                               of Art.
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(3)         Trustee     2-26-01       Chief Executive Officer, ING U.S.          156        Mr. McInerney serves
7337 E. Doubletree Ranch Rd.               to Present    Financial Services (September 2001 to                 as Director/Trustee
Scottsdale, Arizona 85258                                present) and a member of ING Americas'                of the GCG Trust
Age:  45                                                 Executive Committee (2001 to present).                (February 2002 to
                                                         Mr. McInerney is also President, Chief                present); Aeltus
                                                         Executive Officer and Director of                     Investment
                                                         Northern Life Insurance Company (2001 to              Management, Inc.
                                                         present); and President and Director of               (1997 to present);
                                                         Aetna Life Insurance and Annuity Company              each of the Aetna
                                                         (1997 to present), Aetna Retirement                   Funds (April 2002 to
                                                         Holdings, Inc. (1997 to present), Aetna               present); Ameribest
                                                         Investment Adviser Holding Company (2000              Life Insurance Co.
                                                         to present), and Aetna Retail Holding                 (2001 to present);
                                                         Company (2000 to present).  Mr. McInerney             Equitable Life
                                                                                                               Insurance Co. (2001
                                                                                                               to present); First
                                                                                                               Columbine Life
                                                                                                               Insurance Co. (2001
                                                                                                               to present); Golden
                                                                                                               American Life
-----------------------------------------------------------------------------------------------------------------------------------


----------
(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

-----------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE AND                                          NUMBER OF
                              POSITION(S)    LENGTH OF                                      PORTFOLIOS IN FUND  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD WITH THE     TIME      PRINCIPAL OCCUPATION(S) DURING      COMPLEX OVERSEEN        HELD BY
                                TRUST        SERVED(1)         THE PAST 5 YEARS                 BY TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                         was formerly General Manager and Chief                Insurance Co. (2001
                                                         Executive Officer of ING Worksite                     to present); Life
                                                         Division (December 2000 to October 2001);             Insurance Company of
                                                         President of Aetna Financial Services                 Georgia (2001 to
                                                         (August 1997 to December 2000), Head of               present); Midwestern
                                                         National Accounts and Core Sales and                  United Life Insurance
                                                         Marketing for Aetna U.S. Healthcare                   Co. (2001 to
                                                         (April 1996 to March 1997), Head of                   present); ReliaStar
                                                         Corporate Strategies for Aetna Inc. (July             Life Insurance Co.
                                                         1995 to April 1996), and has held a                   (2001 topresent);
                                                         variety of line and corporate staff                   Security Life of
                                                         positions since 1978.                                 Denver (2001 to
                                                                                                               present); Security
                                                                                                               Connecticut Life
                                                                                                               Insurance Co. (2001
                                                                                                               to present);
                                                                                                               Southland Life
                                                                                                               Insurance Co. (2001
                                                                                                               to present); USG
                                                                                                               Annuity and Life
                                                                                                               Company (2001 to
                                                                                                               present); and United
                                                                                                               Life and Annuity
                                                                                                               Insurance Co. Inc
                                                                                                               (2001 to present).
                                                                                                               Mr. McInerney is a
                                                                                                               member of the Board
                                                                                                               of the National
                                                                                                               Commission on
                                                                                                               Retirement Policy,
                                                                                                               the Governor's
                                                                                                               Council on Economic
                                                                                                               Competitiveness
                                                                                                               and Technology of
                                                                                                               Connecticut, the
                                                                                                               Board of Directors
                                                                                                               of the Connecticut
                                                                                                               Business and
                                                                                                               Industry Association,
                                                                                                               the Board of
                                                                                                               Trustees of the
                                                                                                               Bushnell, the Board
                                                                                                               for the Connecticut
                                                                                                               Forum, and the Board
                                                                                                               of the Metro
                                                                                                               Hartford Chamber of
                                                                                                               Commerce, and is
                                                                                                               Chairman of Concerned
                                                                                                               Citizens for
                                                                                                               Effective Government.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE AND                                          NUMBER OF
                              POSITION(S)    LENGTH OF                                      PORTFOLIOS IN FUND  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD WITH THE     TIME      PRINCIPAL OCCUPATION(S) DURING      COMPLEX OVERSEEN        HELD BY
                                TRUST        SERVED(1)         THE PAST 5 YEARS                 BY TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER(4)              Chairman    10-29-99      President, Turner Investment Company       106        Mr. Turner serves as
7337 E. Doubletree Ranch Rd.   and Trustee to Present    (since January 2002).  Mr. Turner                     a member of the Board
Scottsdale, Arizona 85258                                was formerly Vice Chairman of ING                     of the GCG Trust. Mr.
Age:  62                                                 Americas (2000 to 2001); Chairman and                 Turner also serves as
                                                         Chief Executive Officer of                            Director of the
                                                         ReliaStar Financial Corp. and ReliaStar               Hormel Foods
                                                         Life Insurance Company (1993 to 2000);                Corporation (May 2000
                                                         Chairman of Life Insurance ReliaStar                  to present); Shopko
                                                         United Services Company (1995 to 1998);               Stores, Inc. (August
                                                         Chairman of ReliaStar Life Insurance                  1999 to present); and
                                                         Company of New York (1995 to 2001);                   M.A. Mortenson Co.
                                                         Chairman of Northern Life Insurance                   (2002 to present).
                                                         Company (1992 to 2000); Chairman and
                                                         Director/Trustee of the Northstar
                                                         affiliated investment companies
                                                         (1993 to 2001) and Director, Northstar
                                                         Investment Management Corporation and
                                                         its affiliates (1993 to 1999).
-----------------------------------------------------------------------------------------------------------------------------------



--------
(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS



Information about the officers is set forth in the table below:



-----------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF
                                                               OFFICE AND
                                  POSITIONS HELD WITH         LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE                   THE TRUST           SERVED (1)(2)(3)                 LAST FIVE YEARS (4)
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                President, Chief          March 2002 to       President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.     Executive Officer         Present             Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, Arizona 85258        and Chief Operating       (for the ING        ING Advisors, Inc., ING Investments, LLC, Lexington
Age:  52                         Officer                   Funds)              Funds Distributor, Inc., Express America T.C. Inc.
                                                                               and EAMC Liquidation Corp. (since December 2001);
                                 President, Chief          February 2001 to    Executive Vice President and Chief Operating Officer
                                 Executive Officer         March 2002          ING Quantitative Management, Inc. (since October
                                 and Chief                 (for the Pilgrim    2001) and ING Funds Distributor, Inc. (since June
                                 Operating Officer         Funds)              2000).  Formerly, Senior Executive Vice President
                                                                               (June 2000 to December 2000) and Secretary (April
                                 Chief Operating           July 2000 to        1995 to December 2000) of ING Capital Corporation,
                                 Officer                   February 2001       LLC, ING Funds Services, LLC, ING Investments, LLC,
                                                           (for the Pilgrim    ING Advisors, Inc., Express America T.C. Inc., and
                                                           Funds)              EAMC Liquidation Corp.; and Executive Vice President,
                                                                               ING Capital Corporation, LLC and its affiliates
                                                                               (May 1998 to June 2000) and Senior Vice President,
                                                                               ING Capital Corporation, LLC and its affiliates
                                                                               (April 1995 to April 1998).
-----------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER               Executive Vice              March 2002 to       Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.   President                   Present (for        ING Investments, LLC (since July 2000) and Chief
Scottsdale, Arizona 85258                                  the ING Funds)      Investment Officer of the International Portfolios,
Age:  51                       Executive Vice              July 1996 to        ING Investments, LLC (since July 1996). Formerly,
                               President                   March 2002          President and Chief Executive Officer of ING
                                                           (for the            Investments, LLC (August 1996 to August 2000).
                                                           international
                                                           portfolios of the
                                                           Pilgrim Funds)
-----------------------------------------------------------------------------------------------------------------------------------
MARY LISANTI                   Executive Vice              March 2002 to       Executive Vice President of ING Investments, LLC and
7337 E. Doubletree Ranch Rd.   President                   Present             ING Advisors, Inc. (since November 1999) and of ING
Scottsdale, Arizona 85258      and Senior                  (for the ING Funds) Quantitative Management, Inc. (since July 2000);
Age:  45                       Portfolio                                       Chief Investment Officer of the Domestic Equity
                               Manager (Growth                                 Portfolios, ING Investments, LLC (since 1999).
                               Opportunities,                                  Formerly, Executive Vice President and Chief
                               MidCap Opportunities                            Investment Officer for the Domestic Equity Portfolios
                               LargeCap Growth                                 of Northstar Investment Management Corporation, whose
                               and SmallCap                                    name changed to Pilgrim Advisors, Inc. and
                               Opportunities                                   subsequently became part of ING Investments, LLC (May
                               Portfolios)                                     1998 to October 1999); Portfolio Manager with Strong
                                                                               Capital Management (May 1996 to 1998); a Managing
                               Executive                   May 1998 to         Director and Head of Small- and Mid-Capitalization
                               Vice                        March 2002          Equity Strategies at Bankers Trust Corp. (1993
                               President                   (for the domestic   to 1996).
                                                           equity portfolios
                                                           of the Pilgrim
                                                           Funds)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   TERM OF
                                                                  OFFICE AND
                                  POSITIONS HELD WITH            LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE                   THE TRUST              SERVED (1)(2)(3)                 LAST FIVE YEARS (4)
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                Executive Vice President,     March 2002 to Present    Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     Assistant Secretary and       (for the ING Funds)      Officer and Treasurer of ING Funds Services,
Scottsdale, Arizona 85258        Principal Financial Officer                            LLC, ING Funds Distributor, Inc., ING
Age:  43                                                       June 1998 to March 2002  Advisors, Inc., ING Investments, LLC, ING
                                 Senior Vice President and     (for the Pilgrim Funds)  Quantitative Management, Inc., Lexington
                                 Principal Financial Officer                            Funds Distributor, Inc., Express America
                                                                                        T.C. Inc. and EAMC Liquidation Corp. (since
                                                                                        December 2001).  Formerly, Senior Vice
                                                                                        President, ING Funds Services, LLC, ING
                                                                                        Investments, LLC, and ING Funds Distributor,
                                                                                        Inc. (June 1998 to December 2001) and
                                                                                        Chief Financial Officer of Endeavor Group
                                                                                        (April 1997 to June 1998).
-----------------------------------------------------------------------------------------------------------------------------------
RALPH G. NORTON III              Senior Vice President         March 2002 to Present    Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.                                   (for the ING Funds)      Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258        Senior Vice President                                  (since October 2001) and Chief Investment
Age: 42                                                        August 2001 to March     Officer of the Fixed Income Portfolios, ING
                                                               2002 (for the fixed      Investments, LLC (since October 2001).
                                                               income portfolios of     Formerly, Senior Market Strategist, Aeltus
                                                               the Pilgrim Funds)       Investment Management, Inc. (January 2001
                                                                                        to August 2001) and Chief Investment
                                                                                        Officer, ING Investments, LLC  (1990 -
                                                                                        January 2001).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                   Senior Vice President and     March 2002 to Present    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     Assistant Secretary           (for the ING Funds)      Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                               Funds Distributor, Inc., ING Advisors, Inc.,
Age:  38                         Senior Vice President and     November 1999 to March   ING Investments, LLC, ING Quantitative
                                 Assistant Secretary           2002 (for the Pilgrim    Management, Inc. (since October 2001) and
                                                               Funds)                   Lexington Funds Distributor, Inc. (since
                                                                                        December 2001).  Formerly, Vice President,
                                                                                        ING Investments, LLC (April 1997 to October
                                 Assistant Secretary           July 1994 to             1999), ING Funds Services, LLC (February
                                                               November 1999            1997 to August 1999) and Assistant Vice
                                                               (for the Pilgrim         President, ING Funds Services, LLC (August
                                                               Funds)                   1995 to February 1997).
-----------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                 Vice President and            March 2002 to Present    Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer                     (for the ING Funds)      (since October 2001) and ING Investments,
Scottsdale, Arizona 85258                                                               LLC (since August 1997); Accounting Manager,
Age:  34                                                       May 1998 to March 2002   ING Investments, LLC (since November 1995).
                                                               (for the Pilgrim Funds)

                                                               November 1997 to May 1998
                                                               (for the Pilgrim Funds)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   TERM OF
                                                                  OFFICE AND
                                  POSITIONS HELD WITH            LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE                   THE TRUST              SERVED (1)(2)(3)                 LAST FIVE YEARS (4)
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON             Vice President and            March 2002 to Present    Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.     Secretary                     (for the ING Funds)      Management, Inc. (since October 2001); Vice
Scottsdale, Arizona 85258                                                               President and Assistant Secretary of ING
Age:  37                                                       February 2001 to March   Funds Services, LLC, ING Funds Distributor,
                                                               2002 (for the            Inc., ING Advisors,Inc., ING Investments,
                                                               Pilgrim Funds)           LLC (since October 2001) and Lexington Funds
                                                                                        Distributor, Inc. (since December 2001).
                                                                                        Formerly, Assistant Vice President of ING
                                                                                        Funds Services, LLC (November 1999 to
                                                                                        January 2001) and has held various other
                                                                                        positions with ING Funds Services, LLC
                                                                                        for more than the last five years.
-----------------------------------------------------------------------------------------------------------------------------------
LOURDES R. BERNAL                Vice President                March 2002 to Present    Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                   (for certain ING Funds)  (since January 2002). Prior to joining ING
Scottsdale, Arizona 85258                                                               Investments, LLC in 2002, Ms. Bernal was a
Age:  32                                                       February 2002 to         Senior Manager in the Investment Management
                                                               present (for the         Practice, PricewaterhouseCoopers LLP (July
                                                               Pilgrim Funds)           2000 to December 2001); Manager,
                                                                                        PricewaterhouseCoopers LLP (July 1998 to
                                                                                        July 2000); Manager, Coopers & Lybrand
                                                                                        LLP (July 1996 to June 1998); Senior
                                                                                        Associate, Coopers & Lybrand LLP (July
                                                                                        1992 to June 1996); and Associate, Coopers
                                                                                        & Lybrand LLP (August 1990 to June 1992).
-----------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                       Assistant Vice President      March 2002 to Present    Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.                                   (for certain ING Funds)  Investments, LLC (since March 2001).
Scottsdale, Arizona 85258                                                               Formerly, Director of Financial Reporting,
Age:  34                                                       August 2001 to March     Axient Communications, Inc. (May 2000 to
                                                               2002 (for the            January 2001) and Director of Finance,
                                                               Pilgrim Funds)           Rural/Metro Corporation (March 1995 to
                                                                                        May 2000).
-----------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON                Assistant Vice President      March 2002 to Present    Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                   (for certain ING Funds)  Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                               Formerly, Manager of Fund Accounting and
Age: 43                                                        August 2001 to March     Fund Compliance, ING Investments, LLC
                                                               2002 (for the            (September 1999 to November 2001); Section
                                                               Pilgrim Funds)           Manager of Fund Accounting, Stein Roe Mutual
                                                                                        Funds (July 1998 to August 1999); and
                                                                                        Financial Reporting Analyst,Stein Roe Mutual
                                                                                        Funds (August 1997 to July 1998).
-----------------------------------------------------------------------------------------------------------------------------------
EDWIN SCHRIVER                   Senior Vice President and     March 2002 to Present    Senior Vice President (since November 1999)
7337 E. Doubletree Ranch Rd.     Senior Portfolio Manager      (for certain ING Funds)  and Senior Portfolio Manager (since October
Scottsdale, Arizona 85258        (High Yield Bond Portfolio.)                           2001) for ING Investments, LLC.  Formerly,
Age:  56                                                       October 2001 to March    Senior High Yield Analyst, Dreyfus
                                                               2002 (for certain        Corporation (April 1998 to November 1999);
                                                               Pilgrim Funds)           and President of Cresent City Research
                                                                                        (July 1993 to April 1998).
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   TERM OF
                                                                  OFFICE AND
                                  POSITIONS HELD WITH            LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE                   THE TRUST              SERVED (1)(2)(3)                 LAST FIVE YEARS (4)
-----------------------------------------------------------------------------------------------------------------------------------
STEVEN RAYNER                    Vice President and            March 2002 to Present     Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.     Co-Portfolio Manager          (for certain ING Funds)   (since October 2001). Formerly, Assistant
Scottsdale, Arizona 85258        (Financial Services                                     Vice President, ING Investments, LLC;
Age:  35                         Portfolio)                    January 2001 to March     (February 1998 to January 2001) and has
                                                               2002 (for certain         held various other positions with ING
                                                               Pilgrim Funds)            Investments, LLC and its predecessors since
                                                                                         June 1995.
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS JACKSON                   Senior Vice President and     March 2002 to Present     Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     Senior Portfolio Manager      (for certain ING Funds)   (since June 2001) and ING Advisors, Inc.
Scottsdale, Arizona 85258        (Large Company Value and                                (since October 2001); and Senior Portfolio
Age:  56                         MagnaCap Portfolios)          June 2001 to March        Manager for ING Investments, LLC and ING
                                                               2002 (for certain         Advisors, Inc. (since October 2001).
                                                               Pilgrim Funds)            Formerly, Managing Director, Prudential
                                                                                         Investments (April 1990 to December 2000);
                                                                                         and prior to April 1990, Co-Chief
                                                                                         Investment Officer and Managing Director
                                                                                         at Century Capital Associates and Red
                                                                                         Oak Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
JEFFREY BERNSTEIN                Senior Vice President and     March 2002 to Present     Senior Vice President (since October 1999)
7337 E. Doubletree Ranch Rd.     Senior Portfolio Manager      (for certain ING Funds)   of ING Investments, LLC and Senior
Scottsdale, Arizona 85258        (Growth Opportunities,                                  Portfolio Manager (since October 2001) for
Age:  35                         LargeCap Growth and MidCap    June 2000 to March        ING Advisors, Inc. and ING Investments,
                                 Opportunities Portfolios)     2002 (for certain         LLC.  Formerly, Portfolio Manager,
                                                               Pilgrim Funds)            Northstar Investment Management
                                                                                         Corporation, whose name changed to Pilgrim
                                                                                         Advisors, Inc. and subsequently became part
                                                                                         of ING Investments, LLC (May 1998 to
                                                                                         October 1999); Portfolio Manager, Strong
                                                                                         Capital Management (1997 to May 1998); and
                                                                                         Portfolio Manager, Berkeley Capital (1995
                                                                                         to 1997).
-----------------------------------------------------------------------------------------------------------------------------------
ANDREW CHOW                      Vice President and            March 2002 to Present     Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     Portfolio Manager             (for certain ING Funds)   (since September 2000). Formerly, Portfolio
Scottsdale, Arizona 85258        (Convertible Portfolio)                                 Manager, Conseco Convertible Securities
Age:  38                                                       October 2000 to March     Fund  (1998 to August 2000) and managed
                                                               2002 (for certain         convertible securities accounts with
                                                               Pilgrim Funds)            Conseco (1991 to 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ANDY MITCHELL                    Vice President and            March 2002 - Present      Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.     Portfolio Manager             (for certain ING Funds)   (since July 2000). Formerly, Senior Credit
Scottsdale, Arizona 85258        (High Yield Bond Portfolio)                             Analyst, Katonah Capital (March 2000 - July
Age:  38                                                       October 2001 - March      2000); Vice President and Senior High Yield
                                                               2002 (for certain         Analyst, Merrill Lynch Asset Management
                                                               Pilgrim Funds)            (March 1998 - March 2000); Assistant Vice
                                                                                         President and Senior High Yield Analyst,
                                                                                         Schroder Capital Management (March 1994 -
                                                                                         March 1998).
-----------------------------------------------------------------------------------------------------------------------------------
RUSS STIVER                      Vice President and            March 2002 - Present      Vice President, ING Investments, LLC,
7337 E. Doubletree Ranch Rd.     Portfolio Manager             (for certain ING Funds)   (since May 2000). Formerly, Acting Vice
Scottsdale, Arizona 85258        (High Yield Bond Portfolio)                             President, ING Investments, LLC (April 1999
Age:  39                                                       October 2001 - March      - April 2000) and Portfolio Manager,
                                                               2002 (for certain         Manulife Financial (November 1996 - April
                                                               Pilgrim Funds)            2000).
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   TERM OF
                                                                  OFFICE AND
                                  POSITIONS HELD WITH            LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE                   THE TRUST              SERVED (1)(2)(3)                 LAST FIVE YEARS (4)
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD T. SALER                 Senior Vice President and     March 2002 - Present      Senior Vice President and Director of
7337 E. Doubletree Ranch Rd.     Senior Portfolio Manager      (for certain ING Funds)   International Equity Investment Strategy of
Scottsdale, Arizona 85258        (VP International Portfolio                             ING Investments, LLC and ING Advisors, Inc.
Age:  40                         and VP Emerging Countries     October 2000 - March      (since October 2001). Formerly, Senior Vice
                                 Portfolio)                    2002 (for certain         President and Director of International
                                                               Pilgrim Funds)            Equity Strategy,  Lexington Management
                                                                                         Corporation (which was acquired by ING
                                                                                         Investments,  LLC's parent company in July
                                                                                         2000) (1986 - July 2000)
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP A. SCHWARTZ               Senior Vice President and     March 2002 - Present      Senior Vice President and Director of
7337 E. Doubletree Ranch Rd.     Senior Portfolio Manager      (for certain ING Funds)   International Equity Investment Strategy
Scottsdale, Arizona 85258        (VP International Portfolio                             for ING Investments, LLC and ING Advisors,
Age:  40                         and VP Emerging Countries     October 2000 - March      Inc. (since October 2001). Formerly, Senior
                                 Portfolio)                    2002 (for certain         Vice President and Director of
                                                               Pilgrim Funds)            International Equity Strategy, Lexington
                                                                                         Management Corporation (which was
                                                                                         acquired by ING Investments, LLC's parent
                                                                                         company in July 2000); prior to 1993,
                                                                                         Vice President of European Research Sales,
                                                                                         Cheuvreux de Virieu in Paris and New York
                                                                                         (before 1993).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT KLOSS                     Vice President and            March 2002 - Present      Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.     Co-Portfolio Manager          (for certain ING Funds)   (since January 2001), and has held various
Scottsdale, Arizona 85258        (Financial Services                                     other positions with ING Investments, LLC
Age:  45                         Portfolio)                    January 2001 - March      and its predecessors for the last five
                                                               2002 (for certain         years.
                                                               Pilgrim Funds)
-----------------------------------------------------------------------------------------------------------------------------------


-------------------


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.



(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants (including the predecessor of the Trust) with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."



(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."



(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments, LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)
  Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)

  **  Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment
      Management Corporation)

ING Funds Distributor, Inc. (March 2002 - name changed from ING Pilgrim Securities, Inc.)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)
  Newco Distributors Corporation (December 1994 -incorporated)


ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)
  Pilgrim Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)


ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)

COMMITTEES OF THE TRUST



         The Board of Trustees governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.



         Committees



         An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. The Executive Committee held 3 meetings during the year ended December 31, 2001.



       The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Ms. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2001.



       The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2001.



         The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Ms. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 5 meetings during the year ended December 31, 2001.



         The Board of Trustees has established Investment Review Committees that will monitor the investment performance of the Portfolios and make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for International Value, Emerging Countries, International and International SmallCap Growth Portfolios currently consists of Ms. Gitenstein and Messrs. Wedemeyer, Turner, and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Committee for Convertible and High Yield Bond Portfolios currently consists of Messrs. Doherty, McInerney, Putnam, and Earley. Mr. Doherty serves as Chairman of this Committee. The Committee for Large Company Value, Growth + Value, Growth Opportunities, LargeCap Growth, MagnaCap, MidCap Opportunities, Research Enhanced Index, SmallCap Opportunities, and Financial Services Portfolios currently consists of Messrs. Vincent, May, Rieke and Hilliard. Mr. Vincent serves as Chairman of this Committee. The Investment Review Committees were established on December 17, 2001; therefore, the Investment Review Committees did not hold any meetings during 2001.

TRUSTEE OWNERSHIP OF SECURITIES



         Set forth below is the dollar range of equity securities owned by each Trustee.



---------------------------------------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                      DOLLAR RANGE OF EQUITY            SECURITIES IN ALL REGISTERED
                       NAME OF TRUSTEE              SECURITIES IN TRUST AS OF         INVESTMENT COMPANIES OVERSEEN BY
                                                        DECEMBER 31, 2001             TRUSTEE IN FAMILY OF INVESTMENT
                                                                                                 COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                                                None                          $10,001 - $50,000
J. Michael Earley                                              None                                 None
R. Barbara Gitenstein                                          None                                 None
Walter H. May                                                  None                            Over $100,000
Jock Patton                                                    None                          $50,001 - $100,000
David W. C. Putnam                                             None                                 None
Blaine E. Rieke                                                None                          $50,001 - $100,000
Roger B. Vincent                                               None                                 None
Richard A. Wedemeyer                                           None                          $10,001 - $50,000
TRUSTEES WHO ARE "INTERESTED PERSONS"
R. Glenn Hilliard                                              None                            Over $100,000
Thomas J. McInerney                                            None                             $1 - $10,000
John G. Turner                                             $1 - $10,000                        Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

         INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES


         Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).



---------------------------------------------------------------------------------------------------------------------------------
                                 NAME OF
                                 OWNERS AND                                         VALUE OF      PERCENTAGE OF
    NAME OF TRUSTEE              RELATIONSHIP      COMPANY       TITLE OF CLASS    SECURITIES         CLASS
                                 TO TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
    PAUL S. DOHERTY                 N/A              N/A              N/A             $0               N/A
    J. MICHAEL EARLEY               N/A              N/A              N/A             $0               N/A
    R. BARBARA GITENSTEIN           N/A              N/A              N/A             $0               N/A
    WALTER H. MAY                   N/A              N/A              N/A             $0               N/A
    JOCK PATTON                     N/A              N/A              N/A             $0               N/A
    DAVID W. C. PUTNAM              N/A              N/A              N/A             $0               N/A
    BLAINE E. RIEKE                 N/A              N/A              N/A             $0               N/A
    ROGER B. VINCENT                N/A              N/A              N/A             $0               N/A
    RICHARD A. WEDEMEYER            N/A              N/A              N/A             $0               N/A
---------------------------------------------------------------------------------------------------------------------------------


COMPENSATION OF TRUSTEES


         Each Portfolio pays each Trustee who is not an interested person a pro rata share as described below of: (i) an annual retainer of $35,000 (Mssrs. Patton and May, as lead trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Trustees serve in common as Trustees/Directors.


         The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by ING Investments for the fiscal year ended December 31, 2001. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.

                               COMPENSATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
                                    AGGREGATE           PENSION RETIREMENT           ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
NAME OF PERSON, POSITION          COMPENSATION       BENEFITS ACCRUED AS PART         BENEFITS UPON           REGISTRANT AND FUND
                                 FROM THE TRUST        OF PORTFOLIO EXPENSES            RETIREMENT         COMPLEX PAID TO TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Mary A. Baldwin(1)                      $2,226                 N/A                        N/A                       $43,688
advisory board member

Al Burton(2)                              $126                 N/A                        N/A                        $5,500
Trustee

S.M.S. Chadha(1)                           $83                 N/A                        N/A                       $11,250
advisory board member

Paul S. Doherty                         $2,918                 N/A                        N/A                       $56,188
Trustee

Robert B. Goode, Jr.(2)                   $126                 N/A                        N/A                        $5,500
Trustee

Alan S. Gosule(6)                       $2,918                 N/A                        N/A                       $56,188
Trustee

Joseph N. Hankin(3)                        $95                 N/A                        N/A                        $4,167
Trustee

Walter H. May                           $3,133                 N/A                        N/A                       $65,188
Trustee

Andrew M. McCosh(1)                        $83                 N/A                        N/A                       $11,250
advisory board member

Thomas J. McInerney(4)(5)                 N/A                  N/A                        N/A                         N/A
Trustee

Jock Patton                             $3,110                 N/A                        N/A                       $64,188
Trustee
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                    AGGREGATE           PENSION RETIREMENT           ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
NAME OF PERSON, POSITION          COMPENSATION       BENEFITS ACCRUED AS PART         BENEFITS UPON           REGISTRANT AND FUND
                                 FROM THE TRUST        OF PORTFOLIO EXPENSES            RETIREMENT         COMPLEX PAID TO TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
David W.C. Putnam                       $2,793                 N/A                        N/A                       $50,688
Trustee

Jack D. Rehm(3)                            $95                 N/A                        N/A                        $4,167
Trustee

Blaine E. Rieke(4)                      $2,888                 N/A                        N/A                       $54,855
Trustee

John R. Smith(2)                          $126                 N/A                        N/A                        $5,500
Trustee

Robert W. Stallings(2)                    N/A                  N/A                        N/A                         N/A
Trustee

John G. Turner(5)                         N/A                  N/A                        N/A                         N/A
Trustee

Richard A. Wedemeyer(4)                 $2,282                 N/A                        N/A                       $47,855
Trustee

David W. Wallace(2)                       $126                 N/A                        N/A                        $5,500
Trustee
-----------------------------------------------------------------------------------------------------------------------------------



1)   Resigned as advisory board member on December 31, 2001.


2)   Resigned as a Trustee effective February 26, 2001.

3)   Resigned as a Trustee effective March 23, 2001.

4)   Elected as a Trustee of the ING Funds on February 26, 2001.


5) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with an investment adviser to the Pilgrim Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trust.



6)   Resigned as a Trustee effective December 28, 2001.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.



          To the best knowledge of the Trust, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios' equity securities as of March 31, 2002, and the percentage of the outstanding shares held by such holders are set forth in the table below.



----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
Convertible Portfolio        Lion Connecticut Holdings Inc.                    Class S                  42.24% *            42.24%
                             151 Farmington Ave                              Shareholder
                             Hartford, CT 06156-0001
----------------------------------------------------------------------------------------------------------------------------------
Convertible Portfolio        Golden American Life Insurance Co.                Class S                  57.76% *            57.76%
                             1475 Dunwoody Drive                             Shareholder
                             West Chester, PA 19380-1478
----------------------------------------------------------------------------------------------------------------------------------
Growth & Value Portfolio     Reliastar Life Insurance Company              Beneficial Owner             54.35% *            54.35%
                             FBO Northern Life Variable Annuities
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities         Reliastar Life Insurance Company                  Class R                  27.71% *            13.11%
Portfolio                    FBO SVUL I                                    Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities         Reliastar Life Insurance Company                  Class R                  38.63% *            18.28%
Portfolio                    FBO Northern Life Variable Annuities          Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities         Golden American Life Insurance Co.                Class S                  97.83% *            51.54%
Portfolio                    1475 Dunwoody Drive                              Beneficial
                             West Chester, PA 19380-1478                        Owner
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio    Reliastar Life Insurance Company              Beneficial Owner             47.97% *            47.97%
                             FBO Northern Life Variable Annuities
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
International Value          Reliastar Life Insurance Company                  Class R                  33.48% *            33.48%
Portfolio                    FBO Northern Life Variable Annuities          Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
International Value          Golden American Life Insurance Co.                Class S                  99.63% *            0.01%
Portfolio                    1475 Dunwoody Drive                           Beneficial Owner
                             West Chester, PA 19380-1478
----------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth Portfolio    Lion Connecticut Holdings Inc.                    Class S                  38.35% *            38.35%
                             151 Farmington Ave                              Shareholder
                             Hartford, CT 06156-0001
----------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth Portfolio    Golden American Life Insurance Co.                Class S                  61.65% *            61.65%
                             1475 Dunwoody Drive                             Shareholder
                             West Chester, PA 19380-1478
----------------------------------------------------------------------------------------------------------------------------------
Large Company Value          Lion Connecticut Holdings Inc.                    Class S                  40.39% *            40.39%
Portfolio                    151 Farmington Ave                              Shareholder
                             Hartford, CT 06156-0001
----------------------------------------------------------------------------------------------------------------------------------
Large Company Value          Golden American Life Insurance Co.                Class S                  59.61% *            59.61%
Portfolio                    1475 Dunwoody Drive                             Shareholder
                             West Chester, PA 19380-1478
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
MagnaCap Portfolio           Reliastar Life Insurance Company                  Class R                  25.84% *            6.90%
                             FBO Northern Life Variable Annuities          Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MagnaCap Portfolio           Reliastar Life Insurance Company                  Class R                  27.04% *            7.22%
                             FBO Select III Non Qualified                  Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MagnaCap Portfolio           Golden American Life Insurance Co.                Class S                  95.42% *            92.96%
                             1475 Dunwoody Drive                             Shareholder
                             West Chester, PA 19380-1478
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Reliastar Life Insurance Company                  Class R                  31.25% *            23.01%
Portfolio                    FBO Northern Life Variable Annuities          Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Aetna Life Insurance & Annuity Comp.              Class S                 100.00% *            26.37%
Portfolio                    ACES Separate Account B                         Shareholder
                             151 Farmington Ave RSMA
                             Hartford, CT 06156-0002
----------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index      Reliastar Life Insurance Company              Beneficial Owner             65.94% *            65.94%
Portfolio                    FBO Northern Life Variable Annuities
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Reliastar Life Insurance Company                  Class R                  36.10% *            29.24%
Portfolio                    FBO Northern Life Variable Annuities          Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------

SmallCap Opportunities       Golden American Life Insurance Co.                Class S                  92.67% *            17.61%
Portfolio                    1475 Dunwoody Drive                             Shareholder
                             West Chester, PA 19380-1478
----------------------------------------------------------------------------------------------------------------------------------



* The above entities are indirect wholly owned subsidiaries of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.




         To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolios' equity securities as of March 31, 2002, and the percentage of the outstanding shares held by such holders are set forth in the table below.



----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
Growth & Value Portfolio     Reliastar Life Insurance Company              Beneficial Owner             7.90%               7.90%
                             FBO SVUL I
                             151 Farmington Ave TN41
                             Hartford, CT 06156-0001
----------------------------------------------------------------------------------------------------------------------------------
Growth & Value Portfolio     Reliastar Life Insurance Company              Beneficial Owner             8.12%               8.12%
                             FBO Select III Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Growth & Value Portfolio     Reliastar Life Insurance Company              Beneficial Owner             10.28%              10.28%
                             FBO Select Life 2/3
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Growth & Value Portfolio     Reliastar Life Insurance Company              Beneficial Owner             11.75%              11.75%
                             FBO Select III Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities         Reliastar Life Insurance Company                  Class R                  12.15%               5.75%
Portfolio                    FBO Select Life 2/3                           Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities         Reliastar Life Insurance Company                  Class R                  15.12%               7.15%
Portfolio                    FBO Select III Non Qualified                  Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio    Reliastar Life Insurance Company              Beneficial Owner             5.78%                5.78%
                             FBO Bankers Variable Annuities
                             Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio    Reliastar Life Insurance Company              Beneficial Owner             6.88%                6.88%
                             FBO Bankers Variable Annuities
                             Non Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio    Reliastar Life Insurance Company              Beneficial Owner             7.34%                7.34%
                             FBO Select Life 2/3
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio    Reliastar Life Insurance Company              Beneficial Owner             19.26%              19.26%
                             FBO Select III Non Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
International Value          Reliastar Life Insurance Company                  Class R                  8.39%                8.39%
Portfolio                    FBO SVUL I                                    Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
International Value          Reliastar Life Insurance Company                  Class R                  12.50%              12.50%
Portfolio                    FBO Select Life 2/3                           Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
International Value          Reliastar Life Insurance Company                  Class R                  15.57%              15.57%
Portfolio                    FBO Select III Non Qualified                  Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
International Value          Aetna Life Insurance & Annuity Comp.              Class R                  24.64%              24.64%
Portfolio                    ACES Separate Account B                       Beneficial Owner
                             151 Farmington Ave RSMA
                             Hartford, CT 06156-0002
----------------------------------------------------------------------------------------------------------------------------------
MagnaCap Portfolio           Security Life Insurance of Denver                 Class R                  18.65%              4.99%
                             RTE 5106 PO Box 20                              Shareholder
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MagnaCap Portfolio           Reliastar Life Insurance Company                  Class R                  20.77%              5.55%
                             FBO SVUL I                                    Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Aetna Life Insurance & Annuity Comp.              Class R                  7.10%                5.23%
Portfolio                    ACES Separate Account B                         Shareholder
                             151 Farmington Ave RSMA
                             Hartford, CT 06156-0002
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Security Life Insurance of Denver                 Class R                  12.05%               8.87%
Portfolio                    RTE 5106 PO Box 20                              Shareholder
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Reliastar Life Insurance Company                  Class R                  13.14%               9.67%
Portfolio                    FBO Select Life 2/3                           Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Reliastar Life Insurance Company                  Class R                  14.24%              10.49%
Portfolio                    FBO Select III Non Qualified                  Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities         Reliastar Life Insurance Company                  Class R                  20.59%              15.16%
Portfolio                    FBO SVUL I                                    Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index      Reliastar Life Insurance Company              Beneficial Owner             8.31%                8.31%
Portfolio                    FBO Select III Non Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index      Reliastar Life Insurance Company              Beneficial Owner             10.03%              10.03%
Portfolio                    FBO Select Life 2/3
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index      Reliastar Life Insurance Company              Beneficial Owner             11.61%              11.61%
Portfolio                    FBO Select III Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                             ADDRESS                 CLASS AND TYPE OF OWNERSHIP   PERCENTAGE OF     PERCENTAGE
                                                                                                         CLASS            OF FUND
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Aetna Life Insurance & Annuity Comp.              Class S                  7.29%                1.39%
Portfolio                    ACES Separate Account B                         Shareholder
                             151 Farmington Ave RSMA
                             Hartford, CT 06156-0002
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Aetna Life Insurance & Annuity Comp.              Class R                  7.48%                6.06%
Portfolio                    ACES Separate Account B                         Shareholder
                             151 Farmington Ave RSMA
                             Hartford, CT 06156-0002
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Reliastar Life Insurance Company                  Class R                  7.86%                6.37%
Portfolio                    FBO SVUL I                                    Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Reliastar Life Insurance Company                  Class R                  8.36%                6.77%
Portfolio                    FBO Select III Non Qualified                  Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Reliastar Life Insurance Company                  Class R                  12.02%               9.73%
Portfolio                    FBO Select III Qualified
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities       Reliastar Life Insurance Company                  Class R                  16.16%              13.09%
Portfolio                    FBO Select Life 2/3                           Beneficial Owner
                             RTE 5106 PO Box 20
                             Minneapolis, MN 55440-0020
----------------------------------------------------------------------------------------------------------------------------------



         To the knowledge of management, as of March 31, 2002, the officers and Trustees of the Trust owned collectively, less than 1% of the shares of each Portfolio.

                                OTHER INFORMATION

         INDEPENDENT AUDITORS. KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP will audit the Trust's annual financial statements and issue an opinion thereon.


         CUSTODIANS/ACCOUNTING SERVICES AGENT.



         State Street Bank and Trust Company acts as custodian of the Portfolios' (except the Emerging Countries, International SmallCap Growth, International and International Value Portfolios) assets and performs fund accounting services.



         Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661, acts as custodian of the Emerging Countries, International SmallCap Growth, International Value and International Portfolios' assets.


         LEGAL COUNSEL. Legal matters for the Trust are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

         CAPITALIZATION AND VOTING RIGHTS. The authorized capital of the ING Variable Products Trust is an unlimited number of shares of beneficial interest with a par value of $0.01 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Trust's Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Portfolio or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

         The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

         REPORTS TO SHAREHOLDERS. The fiscal year of the Trust ends on December
31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

         CODE OF ETHICS. The Trust, the Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by a Portfolio or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Trust and the Portfolios that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Trust's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

         SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


         Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.


         FINANCIAL STATEMENTS. The Financial Statements and the independent auditors' reports thereon, appearing in each Portfolio's Annual Report for the period ending December 31, 2001, and the Financial Statements (unaudited) appearing in each Portfolio's Semi-Annual Report for the period ended June 30, 2001, are incorporated by reference in this SAI. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.


         REGISTRATION STATEMENT. A registration statement has been filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                             PERFORMANCE INFORMATION

         Each Portfolio may, from time to time, include its total return and the High Yield Bond Portfolio may include its yield in advertisements or reports to shareholders or prospective investors. Performance information for the Portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Portfolios offer their shares.

         A. TOTAL RETURN. Standardized quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (or up to the life of the Portfolio), calculated pursuant to the following formula: P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Portfolio expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

         The total return for SmallCap Opportunities, Growth + Value, International Value, Research Enhanced Index, and High Yield Bond Portfolios, so calculated, for the period since inception of each Portfolio (May 6, 1994 for all Portfolios other than the International Value Portfolio, inception being August 8, 1997) and for the one-year and five-year periods ended December 31, 2001 is set forth below



------------------------------------------------------------------------------------------------------------------
                                                                                         Since          Inception
                                                One Year           Five Year           Inception           Date
------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities Portfolio.........
               Class R                          -29.15%              18.58%              16.85%          5/06/94
               Class S                              --                  --              -13.90%          5/03/01

Growth + Value Portfolio.................
               Class R                          -30.99%              10.68%              13.50%           5/6/94

International Value Portfolio............
               Class R                          -11.58%                 --               11.63%           8/8/97

Research Enhanced Index Portfolio(1).....
               Class R                          -12.00%              -2.48%               1.93%           5/6/94

High Yield Bond Portfolio................
               Class R                           -1.05%              -1.48%               3.08%           5/6/94

Magna Cap Portfolio......................
               Class R                          -10.44%                 --               -5.56%          5/08/00
               Class S                              --                  --               -5.57%          5/08/01

Growth Opportunities Portfolio...........
               Class R                          -38.57%                 --              -30.31%           5/3/00
               Class S                              --                  --              -20.43%           5/8/01

MidCap Opportunities Portfolio...........
               Class R                          -32.92%                 --              -25.77%           5/5/00
               Class S                              --                  --              -14.93%           5/7/01

Growth and Income (now named the Large
       Company Value) Portfolio..........
               Class S                              --                  --                4.92%          7/31/01

Convertible Portfolio....................
               Class S                              --                  --                5.67%          8/20/01

LargeCap Growth Portfolio................
               Class S                              --                  --               -3.40%          8/02/01
------------------------------------------------------------------------------------------------------------------



(1) The Portfolio commenced operations on May 6, 1994, as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. However, effective April 30, 1999, and pursuant to shareholder approval, the Portfolio changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, the past performance in this table may not be indicative of the Portfolio's future performance.

         Performance information for the Portfolios may be compared in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio; and (iv) well known monitoring sources of certificates of deposit performance rates such as Salomon Brothers, Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


         The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

         B. YIELD. Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield = 2[(a-b + 1)6 -1]
                                       ---
                                       cd

         Where:

         a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d = the maximum offering price per share on the last day of the period

         To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield-to-maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Portfolio's portfolio.

         Solely for the purpose of computing yield, a Portfolio recognizes dividend income by accruing 1/360 of the stated dividend rate of a security in the portfolio.

         Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.


         The yield for the High Yield Bond Portfolio, calculated for the one month period ended December 31, 2001, was 9.56 %.

         Quotations of yield or total return for the Portfolios will not take into account charges and deductions against the Variable Account to which the Portfolios' shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar Life Insurance Company or its affiliates. The Portfolios' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period in which the calculations are based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    APPENDIX

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
                                    RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements maybe lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

         CI -- rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus(-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C

                                OTHER INFORMATION

ITEM  23                     EXHIBITS
(a)                  (1)     Declaration of Trust -- Filed as an Exhibit to
                             Post-Effective Amendment No. 4 to Registrant's
                             Registration Statement on Form N-1A on February
                             28, 1996, and incorporated herein by reference.

                     (2) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's
                             Registration Statement on Form N-1A on April 30,
                             1997, and incorporated herein by reference.

                     (3)     Certificate of Establishment and Designation --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             7 to Registrant's Registration Statement on Form
                             N-1A on May 16, 1997, and incorporated herein by reference.

                     (4)     Certificate of Establishment and Designation --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             8 to Registrant's Registration Statement on Form
                             N-1A on May 20, 1997, and incorporated herein by reference.

                     (5) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's
                             Registration Statement on Form N-1A on January 28,
                             2000, and incorporated herein by reference.

                     (6)     Certificate of Amendment of Declaration of Trust --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             15 to Registrant's Registration Statement on Form
                             N-1A on January 28, 2000, and incorporated herein by reference.

                     (7)     Certificate of Amendment of Declaration of Trust
                             --Filed as an Exhibit to Post-Effective Amendment
                             No. 15 to Registrant's Registration Statement on
                             Form N-1A on January 28, 2000, and incorporated herein by reference.

                     (8)     Certificate of Establishment and Designation of
                             Series -- Filed as an Exhibit to Post-Effective
                             Amendment No. 15 to Registrant's Registration
                             Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

                     (9) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's
                             Registration Statement on Form N-1A on January 28,
                             2000, and incorporated herein by reference.

                     (10) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional
                             Series of Shares of Beneficial Interest;
                             Establishment of Additional Series; Establishment of New Principal Place of Business -- Filed as an
                             Exhibit to Post-Effective Amendment No. 19 to
                             Registrant's Registration Statement on Form N-1A on
                             April 27, 2001, and incorporated herein by reference.

                     (11)    Form of Certificate of Amendment of Declaration of
                             Trust: Abolition of Series of Shares of Beneficial
                             Interests - Filed herein.

                     (12)    Form of Certificate of Amendment of Declaration of
                             Trust and Redesignation of Series - Filed herein.

                     (13)    Form of Certificate of Amendment of Declaration of
                             Trust and Redesignation of Series - Filed herein.


(b)                          By-laws. -- Filed as an Exhibit to Post-Effective
                             Amendment No. 4 to Registrant's Registration
                             Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

(c)                          Not applicable.

(d)                  (1)     Investment Advisory Contract between the Registrant
                             and Northstar Investment Management Corporation --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             8 to Registrant's Registration Statement on Form
                             N-1A on May 20, 1997, and incorporated herein by
                             reference.

                     (2)     Form of Amended and Restated Investment Advisory
                             Agreement between the Registrant and Pilgrim
                             Advisors, Inc. -- Filed as an Exhibit to
                             Post-Effective Amendment No. 15 to Registrant's
                             Registration Statement on Form N-1A on January 28,
                             2000, and incorporated herein by reference.

                     (3)     Form of Investment Advisory Agreement between the
                             Registrant and ING Pilgrim Investments, LLC --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             15 to Registrant's Registration Statement on Form
                             N-1A on January 28, 2000, and incorporated herein by reference.

                     (4)     Form of Investment Advisory Agreement between the
                             Registrant and ING Pilgrim Investments, LLC --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             17 to Registrant's Registration Statement on Form
                             N-1A on April 27, 2000, and incorporated herein by reference.

                     (5)     Form of Advisory Agreement between Registrant and
                             ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2001, and incorporated herein by reference.

                     (6)     Form of Sub-Advisory Agreement between Northstar
                             Investment Corporation and Navellier Fund
                             Management, Inc. -- Filed as an Exhibit to
                             Post-Effective Amendment No. 4 to Registrant's
                             Registration Statement on Form N-1A on February 28,
                             1996, and incorporated herein by reference.

                     (7)     Form of Sub-Advisory Agreement between Northstar
                             Investment Management Corporation and Brandes
                             Investment Partners -- Filed as an Exhibit to
                             Post-Effective Amendment No. 8 to Registrant's
                             Registration Statement on Form N-1A on May 20,
                             1997, and incorporated herein by reference.

                     (8)     Sub-Advisory Agreement between Northstar Investment
                             Management Corporation and J.P. Morgan Investment
                             Management, Inc. -- Filed as an Exhibit to
                             Post-Effective Amendment No. 17 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2000, and incorporated herein by reference.

                     (9)     Form of Sub-Advisory Agreement between ING Pilgrim
                             Investments, LLC and Nicholas-Applegate Capital
                             Management -- Filed as an Exhibit to Post-Effective
                             Amendment No. 19 to Registrant's Registration
                             Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

                     (10)    Sub-Adviser Agreement between ING Pilgrim
                             Investments, LLC and Aeltus Investment Management,
                             Inc. - Filed herein.

(e)                          Form of Distribution Agreement between the
                             Registrant and ING Pilgrim Securities, Inc. --
                             Filed as an Exhibit to Post-Effective Amendment No.
                             19 to Registrant's Registration Statement on Form
                             N-1A on April 27, 2001, and incorporated herein by reference.

(f)                          Not applicable.

(g)                  (1)     Custodian Agreement -- Filed as an Exhibit to
                             Post-Effective Amendment No. 4 to Registrant's
                             Registration Statement on Form N-1A on February 28,
                             1996, and incorporated herein by reference.

                     (2)     Amendment to Custodian Agreement -- Filed as an
                             Exhibit to Post-Effective Amendment No. 11 to
                             Registrant's Registration Statement on Form N-1A on
                             February 27, 1998, and incorporated herein by reference.

                     (3)     Form of Custodian and Investment Accounting
                             Agreement with State Street Bank and Trust Company for Convertible Portfolio, Financial Services
                             Portfolio, Large Company Value Portfolio, Growth +
                             Value Portfolio, Growth Opportunities Portfolio,
                             High Yield Bond Portfolio,

                             LargeCap Growth Portfolio, MagnaCap Portfolio,
                             MidCap Opportunities Portfolio, Research Enhanced
                             Index Portfolio, SmallCap Opportunities Portfolio
                             -- Filed herein.

                     (4)     Form of Amendment to Custodian and Investment
                             Accounting Agreement with State Street Bank and
                             Trust Company - Filed herein.

                     (5)     Form of Custodian Agreement with Brown Brothers
                             Harriman & Co. - Filed herein.

(h)                  (1)     Administrative Services Agreement -- Filed as an
                             Exhibit to Post-Effective Amendment No. 8 to
                             Registrant's Registration Statement on Form N-1A on
                             May 20, 1997, and incorporated herein by reference.

                     (2)     Amended and Restated Administrative Services
                             Agreement -- Filed as an Exhibit to Post-Effective
                             Amendment No. 17 to Registrant's Registration
                             Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

                     (3)     Form of Amended and Restated Administrative
                             Services Agreement -- Filed as an Exhibit to
                             Post-Effective Amendment No. 19 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2001, and incorporated herein by reference.

                     (4)     Amendment to Amended and Restated Administrative
                             Services Agreement between Registrant and ING
                             Pilgrim Group, LLC-- Filed herein.

                     (5)     Form of Shareholder Service Plan -- Filed as an
                             Exhibit to Post-Effective Amendment No. 18 to
                             Registrant's Registration Statement on Form N-1A on
                             February 15, 2001, and incorporated herein by reference.

                     (6)     Accounting Agency Agreement with Brown Brothers
                             Harriman & Co. for International Portfolio,
                             International Value Portfolio, Emerging Countries
                             Portfolio, and International SmallCap Growth
                             Portfolio - Filed herein.

                     (7)     Form of Expense Limitation Agreement by and between
                             Registrant and ING Pilgrim Investments, Inc. -
                             Filed herein.

(i)                  (1)     Legal Opinion of Dechert with respect to the
                             Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth
                             Opportunities Portfolio, and Pilgrim VP MidCap
                             Opportunities Portfolio -- Filed as an Exhibit to
                             Post-Effective Amendment No. 17 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2000, and incorporated herein by reference.

                     (2)     Growth Portfolio, Pilgrim VP International SmallCap
                             Growth Portfolio, Pilgrim VP International
                             Portfolio, Pilgrim VP Emerging Countries Portfolio,
                             Pilgrim VP Growth and Income Portfolio, Pilgrim
                             LargeCap Growth Portfolio, Pilgrim VP Financial
                             Services Portfolio and Pilgrim VP Convertible
                             Portfolio -- Filed as an Exhibit to Post-Effective
                             Amendment No. 19 to Registrant's Registration
                             Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.


(j)                  (1)     Consent of Dechert -- Filed herein.

                     (2)     Consent of KPMG LLP -- Filed herein.

(k)                          N/A

(l)                          N/A

(m)                          N/A

(n)                          N/A

(o)                          Form of Rule 18f-3 Plan -- Filed as an Exhibit to
                             Post-Effective Amendment No. 19 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2001, and incorporated herein by reference.

(p)                  (1)     Code of Ethics of Registrant, Pilgrim Investments,
                             Inc. and Pilgrim Securities, Inc. -- Filed as an
                             Exhibit to Post-Effective Amendment No. 17 to
                             Registrant's Registration Statement on Form N-1A on
                             April 27, 2000, and incorporated herein by
                             reference.

                     (2)     Form of Code of Ethics of Brandes Investment
                             Partners, L.P. -- Filed as an Exhibit to
                             Post-Effective Amendment No. 17 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2000, and incorporated herein by reference.

                     (3)     Form of Code of Ethics of Navellier Fund
                             Management, Inc. -- Filed as an Exhibit to
                             Post-Effective Amendment No. 17 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2000, and incorporated herein by reference.

                     (4)     Form of Code of Ethics of Nicholas-Applegate
                             Capital Management -- Filed as an Exhibit to
                             Post-Effective Amendment No. 19 to Registrant's
                             Registration Statement on Form N-1A on April 27,
                             2001 and incorporated herein by reference.

                     (5)     Form of Code of Ethics of Aeltus Investment
                             Management, Inc. - Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries with almost 100,000 employees. These insurance companies will vote shares of the Trust in accordance with instructions of contract owners having interests in these separate accounts.

ITEM 25. INDEMNIFICATION

            Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

            (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

            (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

            (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b)
      (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (a) by the court or other body approving the settlement or other disposition; or

                  (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested

                  Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or
                  (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

            (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

            (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Information as to the directors and officers of ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

      Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

      Information as to the directors and officers of Brandes Investment Partners LP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Brandes Investment Partners LP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-24896) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

      Information as to the directors and officers of Navellier Fund Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Navellier Fund Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-50932) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

      Information as to the directors and officers of Nicholas-Applegate Capital Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Nicholas-Applegate Capital Management in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21442) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, is the principal underwriter for the Registrant and for ING Lexington Money Market Trust, ING Advisory Funds, Inc., ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Financial Services Fund, Inc., ING Funds Trust, ING GNMA Income Fund, Inc., ING Growth and Income Fund, Inc., ING Growth Opportunities Fund, ING International Fund, Inc., ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Natural Resources Trust, ING Precious Metals Fund, Inc., ING Prime Rate Trust, ING Russia Fund, Inc., ING Senior Income Fund, ING SmallCap Opportunities Fund, ING Variable Insurance Trust, and USLICO Series Fund.

(b) Information as to the directors and officers of ING Funds Distributor, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      State Street Bank and Trust Co., located at 225 Franklin Street, Boston, MA 02110-2804 maintains records as Custodian, Transfer Agent and Fund Accounting Agent, for the Trust and each Portfolio (other than International Value Portfolio, Emerging Countries Portfolio and International SmallCap Growth Portfolio). Brown, Brothers Harriman & Co. serves as the Custodian for International Portfolio, International Value Portfolio, Emerging Countries Portfolio and International SmallCap Growth Portfolio. Examples of records maintained by State Street Bank and Trust Co. and Brown, Brothers Harriman & Co. in their individual capacities include:

            (i) Receipts and delivery of securities including certificate numbers;

            (ii) Receipts and disbursement of cash;

            (iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

Shareholder Records

All other records required by item 30(a) are maintained at the office of the Administrator, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and the offices of the Subadvisers.

The addresses of the Subadvisers are as follows: Brandes Investment Partners, L.P., 12750 High Bluff Drive, San

Diego, CA 92130; Aeltus Investment Management, 10 State House Square, Hartford, Connecticut 06103-3602; Navellier Fund Management, Inc., 1 East Liberty, 3rd Floor, Reno, NV 89501; and Nicholas-Applegate Capital Management, 600 West Broadway, San Diego, CA 92101.

ITEM 29. MANAGEMENT SERVICES

Not Applicable

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 18th day of April, 2002.

                                   PILGRIM VARIABLE PRODUCTS TRUST
                                   (To be Renamed ING Variable Products Trust)


                                   By: /s/ Kimberly A. Anderson
                                      ------------------------------------------
                                      Kimberly A. Anderson
                                      Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURE                                      TITLE                                  DATE
               ---------                                      -----                                  ----
                                              Trustee and Chairman                              April 18, 2002
----------------------------------------
            John G. Turner*

                                              President and Chief Executive Officer             April 18, 2002
----------------------------------------
          James M. Hennessy*

                                              Executive Vice President and                      April 18, 2002
                                              Principal Financial Officer
----------------------------------------
          Michael J. Roland*

                                              Trustee                                           April 18, 2002
----------------------------------------
           Paul S. Doherty*

                                              Trustee                                           April 18, 2002
----------------------------------------
          J. Michael Earley*

                                              Trustee                                           April 18, 2002
----------------------------------------
        R. Barbara Gitenstein*

                                              Trustee                                           April 18, 2002
----------------------------------------
          R. Glenn Hilliard*

                                              Trustee                                           April 18, 2002
----------------------------------------
          Walter H. May, Jr.*

                                              Trustee                                           April 18, 2002
----------------------------------------
         Thomas J. McInerney*

                                              Trustee                                           April 18, 2002
----------------------------------------
             Jock Patton*

                                              Trustee                                           April 18, 2002
----------------------------------------
          David W.C. Putnam*

                                              Trustee                                           April 18, 2002
----------------------------------------
           Blaine E. Rieke*

                                              Trustee                                           April 18, 2002
----------------------------------------
           Roger B. Vincent*

                                              Trustee                                           April 18, 2002
----------------------------------------
         Richard A. Wedemeyer*

*By: /s/ Kimberly A. Anderson
    ------------------------------------
     Vice President and Secretary
     Kimberly A. Anderson
     Attorney-in-Fact**

** Powers of Attorney for Trustees, James Hennessy and Michael Roland are attached hereto.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Variable Products Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002

 /s/ Paul S. Doherty                          /s/ J. Michael Earley                       /s/ R. Barbara Gitenstein
 ---------------------------------------      --------------------------------------      ------------------------------------
 Paul S. Doherty                              J. Michael Earley                           R. Barbara Gitenstein

 /s/ R. Glenn Hilliard                        /s/ Walter H. May                           /s/ Thomas J. McInerney
 ---------------------------------------      --------------------------------------      ------------------------------------
 R. Glenn Hilliard                            Walter H. May                               Thomas J. McInerney

 /s/ Jock Patton                              /s/ David W. C. Putnam                      /s/ Blaine E. Rieke
 ---------------------------------------      --------------------------------------      ------------------------------------
 Jock Patton                                  David W. C. Putnam                          Blaine E. Rieke

 /s/ John G. Turner                           /s/ Roger B. Vincent                        /s/ Richard A. Wedemeyer
 ---------------------------------------      --------------------------------------      ------------------------------------
 John G. Turner                               Roger B. Vincent                            Richard A. Wedemeyer

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Variable Products Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002


                                                           /s/ Michael J. Roland
                                                           ---------------------
                                                           Michael J. Roland

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Variable Products Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002


                                                           /s/ James M. Hennessy
                                                           ---------------------
                                                          James M. Hennessy

                                  EXHIBIT INDEX

EXHIBIT NUMBER            NAME OF EXHIBIT
(a)(11)                   Form of Certificate of Amendment of Declaration of
                          Trust: Abolition of Series of Shares of Beneficial
                          Interests

(a)(12)                   Form of Certificate of Amendment of Declaration of
                          Trust and Redesignation of Series

(a)(13)                   Form of Certificate of Amendment of Declaration of
                          Trust and Redesignation of Series

(d)(10)                   Sub-Adviser Agreement between ING Pilgrim Investments
                          LLC and Aeltus Investment Management, Inc.

(g)(3) Form of Custodian and Investment Accounting Agreement with State Street Bank and Trust Company for
                          Convertible Portfolio, Financial Services Portfolio,
                          Large Company Value Portfolio, Growth + Value
                          Portfolio, Growth Opportunities Portfolio, High Yield
                          Bond Portfolio, LargeCap Growth Portfolio, MagnaCap
                          Portfolio, MidCap Opportunities Portfolio, Research
                          Enhanced Index Portfolio, SmallCap Opportunities
                          Portfolio

(g)(4)                    Form of Amendment to Custodian and Investment
                          Accounting Agreement with State Street Bank and Trust
                          Company

(g)(5)                    Form of Custodian Agreement with Brown Brothers
                          Harriman & Co.

(h)(4)                    Amendment to Amended and Restated Administrative
                          Services Agreement between Registrant and ING Pilgrim
                          Group, LLC

(h)(6)                    Accounting Agency Agreement between Registrant and
                          Brown, Brothers Harriman & Co. for International
                          Portfolio, International Value Portfolio, Emerging
                          Countries Portfolio, and International SmallCap Growth
                          Portfolio

(h)(7)                    Form of Expense Limitation Agreement by and between
                          Registrant and ING Pilgrim Investments, Inc.

(j)(1)                    Consent of Dechert

(j)(2)                    Consent of KPMG LLP

(p)(5)                    Form of Code of Ethics of Aeltus Investment
                          Management, Inc.